Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2344, Class ZD, 6.50%, 8/15/31	$66	$ 67,082
Series 2458, Class ZB, 7.00%, 6/15/32	163	169,594
Federal National Mortgage Association:
Series 1998-16, Class H, 7.00%, 4/18/28	12	11,953
Series 1998-44, Class ZA, 6.50%, 7/20/28	24	24,311
Series 1999-25, Class Z, 6.00%, 6/25/29	31	31,115
Series 2000-2, Class ZE, 7.50%, 2/25/30	6	5,909
Series 2001-31, Class ZA, 6.00%, 7/25/31	255	257,021
Series 2001-74, Class QE, 6.00%, 12/25/31	120	122,922
Series 2009-48, Class WA, 5.766%, 7/25/39(1)	416	422,005
Series 2011-38, Class SA, 2.308%, (13.157% - 30-day SOFR Average x 3.00), 5/25/41(2)	648	439,788
JPM Lending Facility, 9.981%, (SOFR + 7.00%), 7/15/29(3)	7,013	6,995,761
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	19,470	16,749,928
Total Collateralized Mortgage Obligations (identified cost $28,104,159)		$ 25,297,389

Common Stocks — 5.9%

Security	Shares	Value
Belgium — 0.0%†
Cenergy Holdings SA	30,003	$ 749,350
		$ 749,350
Canada — 0.0%†
Amaroq Ltd.(5)	517,800	$ 738,475
		$ 738,475
China — 0.0%†
Shimao Group Holdings Ltd.(5)	582,390	$ 4,749
Sunac China Holdings Ltd.(5)	3,423,780	240,392
Times China Holdings Ltd.(5)	1,518,847	5,406
		$ 250,547
Cyprus — 0.3%
Bank of Cyprus Holdings PLC	1,001,600	$ 11,883,329
		$ 11,883,329
Security	Shares	Value
Georgia — 0.2%
Georgia Capital PLC(5)	133,952	$ 7,162,386
		$ 7,162,386
Greece — 0.9%
Aktor SA Holding Co. Technical & Energy Projects(5)	61,667	$ 748,261
Alpha Bank SA	485,181	2,405,882
Athens International Airport SA	30,454	371,141
CrediaBank SA(5)	1,154,564	1,334,505
Eurobank SA	1,005,367	5,195,279
GEK TERNA SA	46,322	2,424,730
Hellenic Telecommunications Organization SA	74,862	1,727,750
Helleniq Energy Holdings SA	34,400	514,606
Holding Co. ADMIE IPTO SA	28,824	149,761
Ideal Holdings SA	22,813	158,653
JUMBO SA	48,994	1,369,068
LAMDA Development SA(5)	30,988	226,705
Metlen Energy & Metals PLC	64,250	3,426,263
Motor Oil (Hellas) Corinth Refineries SA	28,366	1,666,410
National Bank of Greece SA	232,955	4,358,831
Optima bank SA	77,763	942,075
Piraeus Bank SA	352,537	4,112,014
Public Power Corp. SA	189,273	4,877,203
Qualco Group SA(5)	52,437	347,055
Titan SA	16,242	977,520
		$ 37,333,712
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	300,825	$ 2,607,790
MOL Hungarian Oil & Gas PLC(5)	357,666	5,120,952
OTP Bank Nyrt	105,229	15,588,813
Richter Gedeon Nyrt	52,467	1,954,877
		$ 25,272,432
Iceland — 0.3%
Arion Banki Hf.(4)	1,881,577	$ 2,960,966
Bera Hf.(5)	3,273,323	396,148
Eik fasteignafelag Hf.	3,253,209	391,840
Eimskipafelag Islands Hf.	220,734	451,144
Festi Hf.	378,876	954,567
Hagar Hf.	1,767,490	1,709,132
Hampidjan Hf.	356,548	253,768
Heimar Hf.	2,553,766	711,093
Icelandair Group Hf.(5)	54,957,023	318,416
Islandsbanki Hf.	2,648,039	3,141,909
Kaldalon Hf.	304,700	64,837
Kvika banki Hf.	6,468,924	715,810

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Reitir fasteignafelag Hf.	875,641	$ 811,795
Siminn Hf.	3,639,484	376,879
Sjova-Almennar Tryggingar Hf.	191,700	66,703
Skagi Hf.	2,290,750	350,008
		$ 13,675,015
India — 0.6%
Ambuja Cements Ltd.	98,100	$ 444,001
Apollo Hospitals Enterprise Ltd.	7,200	675,485
Asian Paints Ltd.	16,400	471,748
Bharti Airtel Ltd.	25,200	520,615
Dabur India Ltd.	99,500	439,441
DLF Ltd.	84,900	586,424
Fortis Healthcare Ltd.	59,500	589,489
HDFC Asset Management Co. Ltd.(4)	19,700	539,722
HDFC Bank Ltd.	55,900	437,798
HDFC Life Insurance Co. Ltd.(4)	67,100	385,535
Hero MotoCorp Ltd.	9,000	508,053
Hindustan Aeronautics Ltd.(6)	5,200	253,295
Hindustan Unilever Ltd.	19,500	429,249
ICICI Bank Ltd.	35,300	530,529
ICICI Prudential Life Insurance Co. Ltd.(4)	67,400	363,903
Infosys Ltd.	127,131	1,510,195
ITC Ltd.	158,600	466,912
Jindal Steel Ltd.	39,700	459,077
JSW Steel Ltd.	42,200	561,714
Kwality Wall's India Ltd.(5)	9,800	3,174
Lodha Developers Ltd.(4)	55,000	716,926
Marico Ltd.	67,900	619,422
Maruti Suzuki India Ltd.	3,300	492,112
Max Healthcare Institute Ltd.	48,700	560,516
Muthoot Finance Ltd.	12,100	395,330
Nippon Life India Asset Management Ltd.(4)	62,500	760,285
Oberoi Realty Ltd.	35,000	670,158
One 97 Communications Ltd.(5)	44,100	620,493
Persistent Systems Ltd.	33,700	1,961,378
Reliance Industries Ltd.	35,300	483,308
SBI Life Insurance Co. Ltd.(4)	21,600	425,816
State Bank of India	44,600	480,004
Tata Consultancy Services Ltd.	66,800	1,657,278
Tata Steel Ltd.	227,300	452,257
TVS Motor Co. Ltd.	13,900	627,990
UltraTech Cement Ltd.	3,900	486,360
Varun Beverages Ltd.	89,200	413,345
Wipro Ltd.	848,362	1,636,341
		$ 23,635,678
Security	Shares	Value
Luxembourg — 0.0%†
Alvotech SA(5)	159,503	$ 615,967
		$ 615,967
Nigeria — 0.1%
Access Holdings PLC(5)	2,840,529	$ 54,348
Fidelity Bank PLC(5)	1,331,659	20,957
First HoldCo PLC(5)	11,959,968	1,127,749
Guaranty Trust Holding Co. PLC	3,866,699	367,956
Nigerian Breweries PLC(5)	542,654	29,028
Transnational Corp. of Nigeria PLC	213,337	6,544
United Bank for Africa PLC	13,107,185	426,485
Zenith Bank PLC	11,224,146	1,014,998
		$ 3,048,065
Philippines — 0.1%
Ayala Corp.	38,281	$ 319,768
Ayala Land, Inc.	756,412	208,350
Bank of the Philippine Islands	138,259	230,956
BDO Unibank, Inc.	292,967	593,882
SM Investments Corp.	53,244	515,707
SM Prime Holdings, Inc.	2,177,701	650,928
		$ 2,519,591
Poland — 0.0%†
Budimex SA	4,170	$ 808,772
Grupa Kety SA	2,041	683,879
		$ 1,492,651
Slovenia — 0.2%
Nova Ljubljanska Banka DD GDR(6)	157,872	$ 8,215,474
		$ 8,215,474
Switzerland — 0.0%†
Oculis Holding AG(5)	26,940	$ 299,630
		$ 299,630
Taiwan — 0.4%
Cathay Financial Holding Co. Ltd.	710,000	$ 2,209,719
CTBC Financial Holding Co. Ltd.	1,103,000	2,201,515
E.Sun Financial Holding Co. Ltd.	1,894,000	2,258,995
Fubon Financial Holding Co. Ltd.	540,000	2,152,424
KGI Financial Holding Co. Ltd.	2,717,000	2,566,969
SinoPac Financial Holdings Co. Ltd.	1,983,900	2,474,200
Yuanta Financial Holding Co. Ltd.	1,073,000	2,238,479
		$ 16,102,301

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Arab Emirates — 1.1%
Aldar Properties PJSC	8,883,100	$ 17,921,517
Emaar Properties PJSC	8,687,800	25,929,346
Kyivstar Group Ltd.(5)	284,600	3,859,176
		$ 47,710,039
United States — 0.0%†
Gold Reserve Ltd.(5)	201,228	$ 913,575
JBT Marel Corp.(7)	1,771	245,230
JBT Marel Corp.(7)	1,429	202,013
		$ 1,360,818
Uzbekistan — 0.2%
National Investment Fund of the Republic of Uzbekistan JSC GDR(4)(5)	220,385	$ 7,217,609
		$ 7,217,609
Vietnam — 0.9%
Asia Commercial Bank JSC	2,336,388	$ 1,943,387
Bank for Foreign Trade of Vietnam JSC	390,958	878,994
Bank for Investment & Development of Vietnam JSC	835,200	1,204,132
Binh Minh Plastics JSC	37,000	215,319
Coteccons Construction JSC	266,805	618,199
Dien May Xanh Investment JSC(5)	901,000	2,740,632
Duc Giang Chemicals JSC	73,500	108,970
FPT Corp.	713,377	1,815,294
FPT Digital Retail JSC(5)	190,181	895,626
Gemadept Group Corp.	768,500	2,248,087
Hoa Phat Group JSC	928,125	764,608
IDICO Corp. JSC	177,606	219,977
Khang Dien House Trading & Investment JSC(5)	667,456	442,779
KIDO Group Corp.	13,562	25,848
Kinh Bac City Development Holding Corp.(5)	748,800	786,791
Masan Group Corp.(5)	287,600	721,641
Military Commercial Joint Stock Bank	1,471,877	1,256,732
Mobile World Investment Corp.	929,098	2,465,124
Nam Long Investment Corp.	799,974	675,005
PetroVietnam Gas JSC	402,400	1,047,912
Phat Dat Real Estate Development Corp.(5)	458,136	199,328
Phu Nhuan Jewelry JSC	438,210	516,166
Refrigeration Electrical Engineering Corp.	437,688	773,112
Saigon Beer Alcohol Beverage Corp.	454,900	751,929
Saigon Treasure Commercial JSB(5)	456,800	1,237,354
SSI Securities Corp.	1,604,400	1,433,328
Techcom Securities JSC	801,285	1,248,386
Vietnam Dairy Products JSC	737,081	1,705,265
Security	Shares	Value
Vietnam (continued)
Vietnam Joint Stock Commercial Bank for Industry & Trade	423,929	$ 495,695
Vietnam Prosperity JSC Bank	562,500	528,679
Vietnam Technological & Commercial Joint Stock Bank	1,180,800	1,297,141
Vingroup JSC(5)	443,476	3,577,703
Vinh Hoan Corp.	348,300	695,238
Vinhomes JSC(4)	446,400	2,492,663
VP Bank Securities Ltd. Co.(5)	637,390	614,292
		$ 38,641,336
Total Common Stocks (identified cost $211,092,792)		$ 247,924,405

Convertible Bonds — 0.0%†

Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd., 0.00%, 6/23/28(4)	USD	2,205	$ 297,960
Times China Holdings Ltd.:
0.00%, 3/30/27(4)	USD	2,687	18,781
0.00%, 3/30/27(4)	USD	558	3,375
Total Convertible Bonds (identified cost $739,198)			$ 320,116

Credit Linked Notes — 0.0%†

Security	Principal Amount (000's omitted)		Value
South Africa — 0.0%†
Absa Bank Ltd. (United Republic of Tanzania), 13.50%, 8/2/35(8)	TZS	3,449,568	$ 1,544,522
Total Credit Linked Notes (identified cost $1,539,212)			$ 1,544,522

Foreign Corporate Bonds — 5.7%

Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Sonangol Finance Ltd., 10.00%, 1/29/31(6)	USD	2,925	$ 2,993,925
			$ 2,993,925

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Armenia — 0.0%†
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(6)	USD	1,362	$ 1,363,802
			$ 1,363,802
Brazil — 0.4%
Braskem Netherlands Finance BV:
4.50%, 1/31/30(6)	USD	7,812	$ 4,252,931
7.25%, 2/13/33(6)	USD	5,385	2,914,631
8.00%, 10/15/34(6)	USD	4,453	2,418,602
Raizen Fuels Finance SA:
5.70%, 1/17/35(6)	USD	5,815	3,091,487
6.25%, 7/8/32(6)	USD	7,703	4,100,692
6.45%, 3/5/34(6)	USD	1,148	613,463
			$ 17,391,806
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	1,571	$ 49,094
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(4)(10)	USD	570	12,179
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(4)(10)	USD	855	10,683
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(4)(10)	USD	855	10,683
5.95%, (0.05% cash and 5.90% PIK), 7/21/31(4)	USD	3,205	44,075
Times China Holdings Ltd.:
4.00%, (1.00% cash and 3.00% PIK), 3/30/29(4)	USD	602	17,298
4.20%, (0.00% cash and 4.20% PIK), 9/30/32(4)	USD	2,244	53,306
			$ 197,318
Georgia — 0.2%
Bank of Georgia JSC, 9.50% to 7/16/29(6)(11)(12)	USD	3,777	$ 3,981,116
TBC Bank Group PLC, 22.00%, 6/5/28(4)	UZS	41,540,000	3,490,558
			$ 7,471,674
Hungary — 0.1%
MBH Bank Nyrt, 5.25% to 1/29/29, 1/29/30(6)(12)	EUR	3,369	$ 3,901,291
			$ 3,901,291
Iceland — 0.0%
Wow Air Hf., 0.00%, (3 mo. EURIBOR + 9.00%)(9)(11)(13)	EUR	3,679	$ 0
			$ 0
Security	Principal Amount (000's omitted)		Value
India — 0.6%
ICICI Bank Ltd./IFSC, 5.459%, 7/30/31(4)(14)	USD	17,335	$ 17,424,650
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	510,000	6,694,649
Reliance Communications Ltd., 6.50%, 11/6/20(6)(9)	USD	1,800	27,000
			$ 24,146,299
Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(4)	KZT	3,466,500	$ 7,140,966
ForteBank JSC:
7.75%, 2/4/30(4)	USD	4,690	4,811,682
9.75% to 11/3/30(6)(11)(12)	USD	4,550	4,705,227
			$ 16,657,875
Kyrgyzstan — 0.1%
Eldik Bank OAO, 8.50%, 4/23/31(6)	USD	3,750	$ 3,743,704
			$ 3,743,704
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(6)(9)	USD	3,667	$ 33,005
10.00%, 12/19/22(6)(9)	USD	1,741	15,670
			$ 48,675
Mongolia — 0.1%
Golomt Bank, 7.95%, 5/14/29(6)	USD	2,788	$ 2,799,125
State Bank JSC, 8.90%, 9/25/28(6)	USD	2,510	2,520,872
			$ 5,319,997
Nigeria — 0.3%
Dangote Petroleum Refinery & Petrochemicals FZE, 7.50%, 7/16/31(6)	USD	10,090	$ 10,074,834
			$ 10,074,834
Supranational — 0.3%
Asian Development Bank, 14.50%, 6/26/28	UZS	17,111,900	$ 1,467,858
Corp. Andina de Fomento:
7.50%, 4/4/34(6)	INR	559,000	5,613,317
8.25%, 4/26/34	INR	452,000	4,739,882
European Bank for Reconstruction & Development, 17.35%, 3/1/27(6)	USD	401	416,166
			$ 12,237,223
Ukraine — 0.2%
Kernel Holding SA, 6.75%, 10/27/27(6)	USD	2,011	$ 1,965,830

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
MHP Lux SA:
6.25%, 9/19/29(4)	USD	723	$ 676,590
6.25%, 9/19/29(6)	USD	1,552	1,452,375
10.50%, 7/28/29(6)	USD	5,309	5,526,583
			$ 9,621,378
Uzbekistan — 1.9%
Aloqabank JSC, 7.70%, 5/18/31(6)	USD	3,010	$ 2,999,905
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	221,552,000	18,547,921
Ipoteka-Bank ATIB:
17.50%, 10/9/28(6)	UZS	41,010,000	3,537,640
20.50%, 4/25/27(6)	UZS	42,080,000	3,652,172
JSCB Agrobank:
9.25%, 10/2/29(6)	USD	7,973	8,620,409
20.75%, 9/15/28	UZS	127,710,000	11,329,575
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(6)(11)(12)	USD	7,110	7,388,875
19.95%, 4/25/28(6)	UZS	43,950,000	3,871,092
21.00%, 7/24/27(6)	UZS	232,110,000	20,363,302
			$ 80,310,891
Venezuela — 1.0%
Petroleos de Venezuela SA:
5.375%, 4/12/27(6)(9)	USD	8,714	$ 3,197,891
6.00%, 10/28/22(6)(9)	USD	14,448	5,273,397
6.00%, 5/16/24(6)(9)	USD	9,503	3,586,206
6.00%, 11/15/26(6)(9)	USD	9,445	3,579,656
8.50%, 10/20/27	USD	100	117,000
8.50%, 10/20/27	USD	8,674	10,147,995
9.00%, 11/17/21(6)(9)	USD	10,028	4,350,881
9.75%, 5/17/35(6)(9)	USD	11,282	5,136,893
12.75%, 2/17/22(6)(9)	USD	9,871	4,910,908
			$ 40,300,827
Total Foreign Corporate Bonds (identified cost $224,203,713)			$ 235,781,519

Insurance Linked Securities — 1.3%

Security	Shares	Value
Reinsurance Side Cars — 0.7%
Beacon RE(5)(13)(15)(16)	2,963,783	$ 3,020,391
Beacon RE(5)(13)(15)(16)	3,536,217	3,536,217
Security	Shares	Value
Reinsurance Side Cars (continued)
Eden Re II Ltd.:
Series 2023B, 0.00%, 3/19/27(4)(13)(15)(16)	7,394	$ 112,141
Series 2024A, 0.00%, 3/17/28(4)(13)(15)(16)	31,579	87,455
Series 2024B, 0.00%, 3/17/28(4)(13)(15)(16)	6,667	99,429
Series 2025A, 0.00%, 3/19/30(4)(13)(15)(16)	18,605	456,791
Mt. Logan Re Ltd.:
Participating Units(5)(13)(15)(16)	4,000,000	4,415,600
Series A-1(13)(16)(17)	4,400	7,039,296
PartnerRe Ltd.(5)(13)(16)	11	11,898,822
		$ 30,666,142
Segregated Account/Funds — 0.6%
PartnerRe ILS Fund SAC Ltd.(5)(13)(16)(17)	5,700,000	$ 8,322,000
Voussoir Re Ltd.(5)(13)(16)	815	1,172,282
Jaffa Capital Fund(5)(13)(15)(16)	70,000	7,028,700
Voussoir Re Ltd.(5)(13)(16)	4,531	6,106,658
		$ 22,629,640
Total Insurance Linked Securities (identified cost $45,778,339)		$ 53,295,782

Preferred Stocks — 0.0%†

Security	Shares	Value
Puerto Rico — 0.0%†
Liberty Latin America Ltd., Series A, 9.00%(5)	56,490	$ 1,143,358
Total Preferred Stocks (identified cost $1,067,839)		$ 1,143,358

Senior Floating-Rate Loans — 1.4%(18)

Borrower/Description	Principal Amount (000’s omitted)	Value
Argentina — 0.5%
Provincia De Neuquen:
Term Loan, 11.154%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$504	$ 508,576
Term Loan, 11.158%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	368	371,366
VMOS SA:
Term Loan, 9.338% - 9.342%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	15,149	15,585,838
Term Loan, 7/8/30(19)	4,731	4,731,440
		$ 21,197,220

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)		Value
Suriname — 0.6%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(19)		$22,449	$ 22,449,194
Term Loan, 9.31% - 9.413%, (3 mo. USD Term SOFR + 5.50%), 5/24/32		2,551	2,597,807
			$ 25,047,001
Uzbekistan — 0.3%
Joint Stock Commercial Bank Agrobank, Term Loan, 17.25%, 7/21/28(20)	UZS	154,760,000	$ 12,954,227
			$ 12,954,227
Total Senior Floating-Rate Loans (identified cost $58,447,817)			$ 59,198,448

Sovereign Government Bonds — 32.7%

Security	Principal Amount (000's omitted)		Value
Albania — 1.2%
Albania Government International Bonds:
3.50%, 11/23/31(6)	EUR	3,050	$ 3,482,290
4.75%, 2/14/35(6)	EUR	6,476	7,475,490
5.90%, 6/9/28(6)	EUR	6,602	7,930,424
Albanian Government Bonds:
3.70%, 1/10/28	ALL	31,600	390,604
3.85%, 10/7/26	ALL	91,700	1,134,022
3.90%, 1/22/30	ALL	90,600	1,121,412
4.05%, 2/7/32	ALL	247,000	2,996,994
4.30%, 7/10/27	ALL	293,600	3,648,826
4.70%, 2/23/27	ALL	78,200	971,929
4.95%, 7/22/29	ALL	876,300	11,204,944
5.25%, 1/26/29	ALL	487,600	6,247,589
5.25%, 1/23/35	ALL	107,600	1,367,520
5.59%, 2/19/40	ALL	81,000	991,890
6.13%, 7/25/34	ALL	36,300	479,978
			$ 49,443,912
Angola — 0.1%
Angola Government International Bonds:
9.125%, 11/26/49(6)	USD	2,306	$ 2,169,665
9.244%, 1/15/31(6)	USD	1,048	1,099,030
9.375%, 3/31/33(6)	USD	2,323	2,399,510
			$ 5,668,205
Security	Principal Amount (000's omitted)		Value
Argentina — 2.2%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(21)	USD	62,725	$ 34,240,950
1.00%, 7/9/29	USD	290	154,405
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(21)	USD	11,485	8,516,128
4.125% to 7/9/27, 7/9/35(21)	USD	11,284	8,948,212
5.00%, 1/9/38	USD	2,978	2,461,264
6.055%, 12/15/35(1)	EUR	42,947	6,505,656
Province of Santa Fe, 8.10%, 12/11/34(6)	USD	5,795	5,795,000
Provincia de Cordoba:
8.60%, 2/3/35(4)	USD	2,973	2,957,393
9.75%, 7/2/32(4)	USD	5,382	5,760,086
9.75%, 7/2/32(6)	USD	2,254	2,412,344
Provincia del Chubut Argentina, 9.45%, 4/29/36(4)	USD	11,927	12,722,769
			$ 90,474,207
Armenia — 1.3%
Republic of Armenia Treasury Bonds:
7.40%, 4/29/29	AMD	1,394,490	$ 3,813,411
8.60%, 4/29/30	AMD	2,822,575	7,979,356
9.00%, 10/29/35	AMD	7,364,174	21,169,659
9.25%, 4/29/28	AMD	1,439,030	4,060,278
9.60%, 10/29/33	AMD	4,241,233	12,591,381
9.75%, 10/29/50	AMD	618,877	1,836,378
9.75%, 10/29/52	AMD	673,150	1,983,307
			$ 53,433,770
Barbados — 0.2%
Barbados Government International Bonds, 8.00%, 6/26/35(6)	USD	9,035	$ 9,588,394
			$ 9,588,394
Bosnia and Herzegovina — 0.8%
Federation of Bosnia & Herzegovina Eurobond, 5.00%, 6/4/31(6)	EUR	18,600	$ 21,087,130
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(6)	EUR	2,848	3,299,254
6.375%, 5/8/33(6)	EUR	7,180	8,244,963
			$ 32,631,347
Brazil — 3.7%
Brazil Letras do Tesouro Nacional:
0.00%, 10/1/26	BRL	383,200	$ 73,945,410

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Brazil Letras do Tesouro Nacional: (continued)
0.00%, 4/1/27	BRL	175,000	$ 31,763,811
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(22)	BRL	58,857	48,691,679
			$ 154,400,900
Colombia — 3.7%
Colombia TES:
3.00%, 3/25/33	COP	7,672,315	$ 2,011,282
5.00%, 3/20/41	COP	16,420,978	4,623,868
6.50%, 1/22/31	COP	48,775,161	15,602,485
7.00%, 3/26/31	COP	51,522,100	13,378,130
7.00%, 6/30/32	COP	3,102,000	774,861
7.25%, 10/18/34	COP	4,290,000	1,024,862
11.75%, 1/24/35	COP	136,382,200	42,263,972
12.50%, 2/27/30	COP	115,271,500	36,434,018
13.25%, 2/9/33	COP	110,182,200	36,468,167
			$ 152,581,645
Congo — 0.2%
DRC International Bonds, 9.50%, 4/16/37(6)	USD	7,346	$ 7,684,185
			$ 7,684,185
Egypt — 0.8%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	1,722,389	$ 31,959,548
24.458%, 10/1/27	EGP	135,767	2,605,592
			$ 34,565,140
Ethiopia — 0.6%
Ethiopia Government International Bonds, 6.625%, 12/11/24(6)(9)	USD	24,357	$ 26,345,384
			$ 26,345,384
Gabon — 0.1%
Gabon Government International Bonds, 9.375%, 8/5/33(6)(23)	USD	3,748	$ 3,449,394
			$ 3,449,394
Georgia — 0.2%
Georgia Government International Bonds, 5.125%, 1/28/31(6)	USD	9,430	$ 9,154,430
Georgia Treasury Bonds:
8.25%, 8/28/29	GEL	351	134,720
Security	Principal Amount (000's omitted)		Value
Georgia (continued)
Georgia Treasury Bonds: (continued)
9.75%, 1/27/27	GEL	586	$ 225,899
			$ 9,515,049
Ghana — 0.1%
Ghana Government International Bonds, 5.00% to 7/3/28, 7/3/29(6)(21)	USD	2,918	$ 2,861,488
Republic of Ghana Government Bonds:
8.50%, (5.00% cash and 3.50% PIK), 2/15/28	GHS	4,529	368,031
8.65%, (5.00% cash and 3.65% PIK), 2/13/29	GHS	17,108	1,367,794
9.10%, (5.00% cash and 4.10% PIK), 2/10/32	GHS	6,692	464,848
			$ 5,062,161
Hungary — 0.8%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	6,385,380	$ 15,658,031
3.00%, 4/25/41	HUF	4,003,140	9,466,635
4.00%, 4/28/51	HUF	164,600	405,405
7.00%, 10/24/35	HUF	2,353,900	8,199,482
			$ 33,729,553
India — 0.7%
India Government Bonds:
7.09%, 8/5/54	INR	470,600	$ 4,724,318
7.24%, 8/18/55	INR	2,288,850	23,502,602
			$ 28,226,920
Kazakhstan — 3.3%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	4,356,602	$ 7,819,915
5.50%, 9/20/28	KZT	22,984	40,114
5.50%, 4/24/32	KZT	4,933,059	6,981,981
7.22%, 12/10/28	KZT	3,288,706	5,862,132
7.68%, 8/13/29	KZT	4,275,318	7,513,780
7.90%, 12/20/38	KZT	965,228	1,333,932
8.44%, 5/10/31	KZT	1,808,788	3,051,089
8.66%, 4/4/33	KZT	2,945,627	4,782,140
10.55%, 7/28/29	KZT	1,514,496	2,880,975
10.69%, 8/23/33	KZT	979,231	1,744,180
11.05%, 1/28/37	KZT	143,864	254,825
14.00%, 5/12/31	KZT	3,879,974	7,921,733
14.00%, 5/19/32	KZT	34,476	71,476
14.00%, 2/13/35	KZT	7,248,348	15,224,396
14.10%, 5/22/38	KZT	12,965,773	27,483,232

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.45%, 6/5/33	KZT	1,550,694	$ 3,347,988
14.50%, 3/6/34	KZT	657,741	1,396,504
14.60%, 3/6/32	KZT	87,910	185,318
14.94%, 6/18/31	KZT	2,413,069	5,208,112
15.10%, 3/12/34	KZT	6,447,597	14,266,044
15.18%, 2/5/32	KZT	5,886,712	12,821,587
16.95%, 10/9/30	KZT	3,524,867	8,006,652
			$ 138,198,105
Kenya — 0.3%
Republic of Kenya Government International Bonds:
7.875%, 10/9/33(6)	USD	1,373	$ 1,347,665
8.25%, 2/28/48(6)	USD	1,463	1,366,048
8.70%, 2/26/39(6)	USD	5,124	4,937,814
8.80%, 10/9/38(6)	USD	2,777	2,709,976
9.50%, 3/5/36(6)	USD	357	368,787
			$ 10,730,290
Lebanon — 0.9%
Lebanon Government International Bonds:
5.80%, 4/14/20(6)(9)	USD	14,186	$ 3,801,671
6.00%, 1/27/23(6)(9)	USD	4,900	1,313,923
6.10%, 10/4/22(6)(9)	USD	14,910	3,996,215
6.15%, 6/19/20(6)(9)	USD	2,969	796,880
6.20%, 2/26/25(6)(9)	USD	2,746	736,168
6.25%, 5/27/22(6)(9)	USD	4,140	1,116,506
6.25%, 11/4/24(6)(9)	USD	2,433	651,560
6.25%, 6/12/25(6)(9)	USD	3,002	809,940
6.375%, 3/9/20(6)(9)	USD	330	88,558
6.40%, 5/26/23(6)(9)	USD	15,473	4,163,591
6.60%, 11/27/26(6)(9)	USD	3,602	980,224
6.65%, 4/22/24(6)(9)	USD	13,799	3,704,514
6.65%, 11/3/28(6)(9)	USD	3,109	856,617
6.65%, 2/26/30(6)(9)	USD	3,078	849,244
6.75%, 11/29/27(6)(9)	USD	5,741	1,578,316
6.85%, 3/23/27(6)(9)	USD	3,280	902,692
6.85%, 5/25/29(6)(9)	USD	13,016	3,588,578
7.00%, 12/3/24(6)(9)	USD	1,795	485,368
7.00%, 3/20/28(6)(9)	USD	5,080	1,398,009
7.00%, 4/22/31(6)(9)	USD	10,295	2,847,181
7.00%, 3/23/32(6)(9)	USD	1,983	550,642
7.05%, 11/2/35(6)(9)	USD	1,253	355,827
7.25%, 3/23/37(6)(9)	USD	4,254	1,207,614
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
8.20%, 5/17/33(6)(9)	USD	1,832	$ 523,511
8.25%, 4/12/21(6)(9)	USD	520	149,340
			$ 37,452,689
Mongolia — 0.1%
Mongolia Government International Bonds:
5.95%, 3/9/32(4)	USD	200	$ 198,696
6.625%, 2/25/30(4)	USD	600	615,067
6.625%, 2/25/30(6)	USD	4,200	4,305,472
7.875%, 6/5/29(6)	USD	400	422,755
			$ 5,541,990
Montenegro — 0.3%
Montenegro Government International Bonds, 4.875%, 4/1/32(6)	EUR	11,663	$ 13,525,332
			$ 13,525,332
Mozambique — 0.1%
Mozambique International Bonds, 9.00%, 9/15/31(6)	USD	5,246	$ 4,767,749
			$ 4,767,749
New Zealand — 2.4%
New Zealand Government Bonds:
2.75%, 4/15/37(6)	NZD	17,910	$ 8,782,101
4.25%, 5/15/34	NZD	26,957	15,630,742
4.25%, 5/15/36	NZD	37,000	21,068,903
4.50%, 5/15/35	NZD	41,020	24,006,569
5.00%, 5/15/54	NZD	1,360	769,397
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/40(6)(22)	NZD	23,759	13,304,383
3.25%, 9/20/50(22)	NZD	28,023	16,629,112
			$ 100,191,207
Peru — 1.2%
Peru Government Bonds:
6.90%, 8/12/37	PEN	62,081	$ 18,719,915
7.60%, 8/12/39(6)	PEN	105,114	33,182,768
			$ 51,902,683

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Philippines — 0.4%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 15,304,199
			$ 15,304,199
Poland — 1.7%
Republic of Poland Government Bonds, 2.00%, 8/25/36(22)	PLN	286,462	$ 69,151,285
			$ 69,151,285
Serbia — 0.2%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	211,870	$ 1,988,314
7.00%, 10/26/31	RSD	624,960	6,610,085
			$ 8,598,399
Sri Lanka — 0.7%
Sri Lanka Government Bonds:
8.75%, 3/15/36(1)	LKR	75,128	$ 178,079
8.75%, 9/15/37(1)	LKR	75,128	175,305
8.75%, 9/15/38(1)	LKR	75,128	173,719
8.75%, 9/15/39(1)	LKR	75,128	172,313
8.75%, 9/15/40(1)	LKR	75,128	171,069
8.75%, 9/15/41(1)	LKR	75,128	169,967
8.75%, 9/15/42(1)	LKR	75,128	168,992
8.75%, 9/15/43(1)	LKR	75,128	168,127
9.00%, 10/1/32	LKR	249,000	651,597
9.00%, 6/1/33	LKR	40,000	103,041
9.00%, 11/1/33	LKR	2,231,000	5,694,535
9.75%, 7/1/30	LKR	1,668,000	4,713,798
10.25%, 9/15/34	LKR	836,000	2,256,433
10.35%, 10/15/29	LKR	184,000	537,633
11.00%, 10/15/28	LKR	414,000	1,240,923
11.00%, 9/15/29	LKR	571,000	1,700,595
11.00%, 12/15/29	LKR	1,043,000	3,100,107
11.00%, 5/15/30	LKR	94,000	277,282
11.00%, 10/15/30	LKR	329,000	963,623
11.25%, 3/15/31	LKR	77,000	226,130
11.50%, 12/15/32	LKR	374,000	1,094,064
11.75%, 6/15/29	LKR	85,000	258,248
Sri Lanka Government International Bonds, 1.50% to 12/15/26, 6/15/38(4)(21)	USD	4,348	2,949,845
			$ 27,145,425
Suriname — 1.0%
Suriname Government International Bonds:
7.70%, 11/6/30(4)	USD	5,364	$ 5,511,510
Security	Principal Amount (000's omitted)		Value
Suriname (continued)
Suriname Government International Bonds: (continued)
7.70%, 11/6/30(6)	USD	5,487	$ 5,637,892
8.50%, 11/6/35(4)	USD	20,325	21,849,375
8.50%, 11/6/35(6)	USD	8,303	8,925,725
			$ 41,924,502
Uzbekistan — 1.8%
National Bank of Uzbekistan, 19.875%, 7/5/27(6)	UZS	90,660,000	$ 8,023,634
Republic of Uzbekistan Bonds:
12.25%, 4/13/29(6)	UZS	598,440,000	51,140,572
15.50%, 2/25/28(6)	UZS	78,000,000	6,955,688
16.25%, 10/12/26(6)	UZS	112,430,000	9,548,886
16.625%, 5/29/27(6)	UZS	12,500,000	1,098,928
			$ 76,767,708
Venezuela — 0.7%
Venezuela Government International Bonds:
6.00%, 12/9/20(6)(9)	USD	3,536	$ 1,507,066
7.00%, 12/1/18(6)(9)	USD	4,066	1,778,875
7.00%, 3/31/38(6)(9)	USD	426	186,801
7.65%, 4/21/25(6)(9)	USD	4,430	2,006,834
7.75%, 10/13/19(6)(9)	USD	8,756	4,051,709
8.25%, 10/13/24(6)(9)	USD	7,662	3,566,505
9.00%, 5/7/23(6)(9)	USD	6,435	3,121,169
9.25%, 9/15/27(9)	USD	5,921	2,950,553
9.25%, 5/7/28(6)(9)	USD	1,030	503,168
9.375%, 1/13/34(9)	USD	1,638	805,093
11.75%, 10/21/26(6)(9)	USD	3,267	1,797,070
11.95%, 8/5/31(6)(9)	USD	5,653	3,106,104
12.75%, 8/23/22(6)(9)	USD	7,853	4,390,017
13.625%, 8/15/18(9)	USD	711	422,114
13.625%, 8/15/18(6)(9)	USD	935	555,100
			$ 30,748,178
Zambia — 0.9%
Zambia Government Bonds:
13.00%, 9/20/31(6)	ZMW	4,455	$ 222,294
13.00%, 6/26/33	ZMW	12,254	587,169
14.00%, 7/24/38	ZMW	4,548	209,935
14.50%, 2/16/28	ZMW	24,421	1,327,168
14.90%, 2/16/29	ZMW	45,500	2,459,904
14.98%, 2/16/31	ZMW	2,000	106,924
16.00%, 10/27/28	ZMW	14,104	777,038
16.00%, 11/24/28	ZMW	8,815	485,711

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
16.49%, 11/24/30	ZMW	20,274	$ 1,134,823
16.60%, 2/16/36	ZMW	9,514	512,729
16.85%, 1/26/33	ZMW	25,612	1,413,574
16.95%, 12/22/32	ZMW	17,975	1,003,454
17.00%, 11/24/32	ZMW	23,801	1,318,233
17.19%, 1/26/36	ZMW	48,349	2,656,801
17.50%, 11/24/35	ZMW	19,393	1,076,892
17.50%, 12/22/35	ZMW	19,824	1,101,251
17.59%, 2/16/41	ZMW	280,667	15,135,300
18.49%, 5/27/32	ZMW	4,455	266,369
18.79%, 1/26/41	ZMW	10,081	571,108
18.99%, 10/27/40	ZMW	17,392	994,274
18.99%, 11/24/40	ZMW	26,445	1,510,599
19.00%, 6/23/35	ZMW	8,815	509,530
19.00%, 8/18/35	ZMW	8,815	514,420
19.00%, 9/29/35	ZMW	3,085	179,751
22.50%, 11/25/34	ZMW	7,934	548,956
22.80%, 2/17/40	ZMW	732	48,176
26.50%, 4/30/39	ZMW	1,891	150,799
			$ 36,823,182
Total Sovereign Government Bonds (identified cost $1,284,675,497)			$1,365,573,089

Sovereign Loans — 1.6%

Borrower/Description	Principal Amount (000's omitted)		Value
Argentina — 0.8%
Argentine Republic, 10.038%, (6 mo. USD Term SOFR + 6.20%), 1/7/31(3)	USD	33,100	$ 33,100,000
Provincia De Neuquen, 11.043%, (1 mo. USD Term SOFR + 7.30%), 5/28/27(3)	USD	437	440,998
			$ 33,540,998
Bahamas — 0.1%
Commonwealth of the Bahamas, 9.445%, (6 mo. EURIBOR + 6.85%), 11/24/28(3)	EUR	5,006	$ 5,909,775
			$ 5,909,775
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 8.304%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	800	$ 921,943
			$ 921,943
Tanzania — 0.7%
Government of the United Republic of Tanzania, Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(3)	USD	27,186	$ 27,186,441
			$ 27,186,441
Total Sovereign Loans (identified cost $67,131,029)			$ 67,559,157

U.S. Government Agency Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.228%, (COF + 1.254%), with maturity at 2029(24)	$2	$ 1,983
4.23%, (COF + 1.254%), with maturity at 2035(24)	40	39,150
4.50%, with maturity at 2035	50	48,501
4.637%, (COF + 1.25%), with maturity at 2030(24)	31	30,507
6.144%, (1 yr. CMT + 2.356%), with maturity at 2036(24)	208	214,162
6.60%, with maturity at 2030	127	129,502
7.00%, with various maturities to 2035	176	178,100
7.50%, with various maturities to 2035	388	403,231
8.00%, with various maturities to 2030	24	25,226
Federal National Mortgage Association:
3.988%, (COF + 1.254%), with various maturities to 2035(24)	74	72,831
4.028%, (COF + 1.302%), with maturity at 2033(24)	215	212,513
4.084%, (COF + 1.35%), with maturity at 2027(24)	3	3,094
4.985%, (COF + 1.793%), with maturity at 2035(24)	378	375,367
5.65%, (1 yr. CMT + 2.15%), with maturity at 2028(24)	2	1,814
6.00%, with maturity at 2033	23	23,107
6.351%, (COF + 2.004%), with maturity at 2032(24)	70	71,601
6.50%, with maturity at 2030	128	128,966
7.00%, with various maturities to 2031	141	142,873
8.50%, with various maturities to 2037	266	276,315

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
9.00%, with maturity at 2032	$3	$ 2,835
11.50%, with maturity at 2031	32	34,437
Government National Mortgage Association:
6.50%, with maturity at 2032	64	65,941
7.00%, with maturity at 2031	75	77,277
7.50%, with maturity at 2028	1	1,448
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $2,731,073)		$ 2,560,781

U.S. Government Guaranteed Small Business Administration Loans — 0.1%

Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-2, Class A, 3.776%, 7/25/44(4)	$43,714	$ 2,239,646
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $13,345,587)		$ 2,239,646

Short-Term Investments — 50.1%

Affiliated Fund — 2.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(27)	86,474,475	$ 86,474,475
Total Affiliated Fund (identified cost $86,474,475)		$ 86,474,475

Repurchase Agreements — 7.0%

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 7/31/26 with an interest rate of 3.40%, collateralized by USD 10,712,000 Kazakhstan Government International Bonds, 5.442%, due 2/14/37 and a market value, including accrued interest, of $10,944,931(28)	USD	11,502	$ 11,502,010
Dated 7/30/26 with an interest rate of 3.40%, collateralized by USD 10,712,000 Uruguay Government International Bonds, 5.442%, due 2/14/37 and a market value, including accrued interest, of $10,944,931(28)	USD	11,556	11,555,570
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 7/2/26 with an interest rate of 3.30%, collateralized by USD 5,466,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $4,928,647(28)	USD	5,439	$ 5,438,670
Dated 6/24/26 with an interest rate of 3.30%, collateralized by USD 5,270,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $4,751,915(28)	USD	5,244	5,243,650
Dated 6/16/26 with an interest rate of 3.40%, collateralized by USD 5,270,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $4,751,915(28)	USD	5,329	5,329,287
Dated 6/15/26 with an interest rate of 3.00%, collateralized by USD 3,200,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $3,024,718(28)	USD	3,316	3,316,000
Dated 6/15/26 with an interest rate of 3.00%, collateralized by USD 1,067,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $663,520(28)	USD	734	733,563
Dated 4/15/26 with an interest rate of 3.25%, collateralized by USD 2,319,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $2,062,479(28)	USD	2,348	2,347,987
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 4,163,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $3,535,123(28)	USD	3,986	3,986,072
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 2,498,000 Saudi Government International Bonds, 3.45%, due 2/2/61 and a market value, including accrued interest, of $1,522,912(28)	USD	1,699	1,698,640
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 1,274,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,336,398(28)	USD	1,502	1,501,728
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $4,075,093(28)	USD	4,389	4,388,820
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,774,101(28)	USD	2,887	2,886,555
Dated 1/12/26 with an interest rate of 2.76%, collateralized by USD 2,638,000 Bahrain Government International Bonds, 7.50%, due 7/7/37 and a market value, including accrued interest, of $2,579,615(28)	USD	2,968	2,967,750

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/24/26 with an interest rate of 3.15%, collateralized by USD 5,204,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $4,419,116(28)	USD	4,444	$ 4,444,361
Dated 7/24/26 with an interest rate of 2.85%, collateralized by USD 9,367,000 Saudi Government International Bonds, 5.75%, due 1/16/54 and a market value, including accrued interest, of $8,629,522(28)	USD	8,612	8,612,176
Merrill Lynch International:
Dated 7/29/26 with an interest rate of 3.25%, collateralized by USD 10,712,000 Uruguay Government International Bonds, 5.442%, due 2/14/37 and a market value, including accrued interest, of $10,944,931(28)	USD	11,048	11,047,646
Dated 6/11/26 with an interest rate of 2.25%, collateralized by USD 2,133,000 Abu Dhabi Government International Bonds, 4.25%, due 3/5/36 and a market value, including accrued interest, of $2,169,765(28)	USD	2,066	2,066,344
Dated 5/4/26 with an interest rate of 3.35%, collateralized by USD 3,840,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $2,387,926(28)	USD	2,482	2,481,600
Dated 4/15/26 with an interest rate of 3.35%, collateralized by USD 5,334,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $5,041,827(28)	USD	5,401	5,400,675
Dated 10/31/25 with an interest rate of 3.00%, collateralized by USD 1,553,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,629,063(28)	USD	1,768	1,768,479
Nomura International PLC:
Dated 7/9/26 with an interest rate of 3.30%, collateralized by USD 5,000,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $4,508,458(28)	USD	4,961	4,961,250
Dated 7/30/26 with an interest rate of 3.25%, collateralized by USD 10,000,000 Indonesia Government International Bonds, 4.90%, due 4/16/36 and a market value, including accrued interest, of $9,569,622(28)	USD	10,002	10,002,341
Dated 7/21/26 with an interest rate of 3.25%, collateralized by USD 3,300,000 Indonesia Government International Bonds, 5.125%, due 1/15/45 and a market value, including accrued interest, of $2,264,303(28)	USD	3,121	3,120,671
Dated 7/21/26 with an interest rate of 3.25%, collateralized by USD 2,800,000 Indonesia Government International Bonds, 3.70%, due 10/30/49 and a market value, including accrued interest, of $1,941,037(28)	USD	2,076	2,075,810
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 7/15/26 with an interest rate of 3.25%, collateralized by USD 5,400,000 Indonesia Government International Bonds, 4.35%, due 1/11/48 and a market value, including accrued interest, of $4,177,896(28)	USD	4,511	$ 4,511,416
Dated 7/15/26 with an interest rate of 3.25%, collateralized by USD 5,200,000 Indonesia Government International Bonds, 3.05%, due 3/12/51 and a market value, including accrued interest, of $3,175,106(28)	USD	3,412	3,412,367
Dated 6/30/26 with an interest rate of 2.50%, collateralized by USD 5,800,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $5,340,947(28)	USD	5,894	5,893,895
Dated 6/29/26 with an interest rate of 3.30%, collateralized by USD 5,000,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $4,508,458(28)	USD	4,959	4,958,625
Dated 6/25/26 with an interest rate of 3.30%, collateralized by USD 5,000,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $4,508,458(28)	USD	4,956	4,956,000
Dated 6/16/26 with an interest rate of 3.30%, collateralized by USD 5,270,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $4,751,915(28)	USD	5,326	5,325,994
Dated 6/15/26 with an interest rate of 3.20%, collateralized by USD 622,000 Egypt Government International Bonds, 8.875%, due 5/29/50 and a market value, including accrued interest, of $631,507(28)	USD	657	657,182
Dated 6/15/26 with an interest rate of 3.20%, collateralized by USD 4,270,000 Saudi Government International Bonds, 5.25%, due 1/16/50 and a market value, including accrued interest, of $3,704,505(28)	USD	4,231	4,231,303
Dated 6/15/26 with an interest rate of 3.20%, collateralized by USD 1,120,000 Qatar Government International Bonds, 5.103%, due 4/23/48 and a market value, including accrued interest, of $1,135,558(28)	USD	1,138	1,137,780
Dated 5/27/26 with an interest rate of 2.65%, collateralized by USD 7,227,000 Egypt Government International Bonds, 7.30%, due 9/30/33 and a market value, including accrued interest, of $7,404,322(28)	USD	7,619	7,618,703
Dated 5/19/26 with an interest rate of 3.20%, collateralized by USD 1,561,000 Egypt Government International Bonds, 7.50%, due 2/16/61 and a market value, including accrued interest, of $1,614,659(28)	USD	1,344	1,344,021
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 2,082,000 Saudi Government International Bonds, 4.875%, due 7/18/33 and a market value, including accrued interest, of $2,039,572(28)	USD	2,188	2,188,285

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 4/2/26 with an interest rate of 2.80%, collateralized by USD 5,333,000 UAE International Government Bonds, 4.857%, due 7/2/34 and a market value, including accrued interest, of $5,298,105(28)	USD	5,717	$ 5,717,243
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 1,628,000 Qatar Government International Bonds, 4.817%, due 3/14/49 and a market value, including accrued interest, of $1,657,843(28)	USD	1,573	1,572,648
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 1,011,000 Egypt Government International Bonds, 8.75%, due 9/30/51 and a market value, including accrued interest, of $1,040,733(28)	USD	1,017	1,017,496
Dated 3/5/26 with an interest rate of 3.05%, collateralized by USD 5,495,000 Global Sukuk Ventures, 4.25%, due 11/10/35 and a market value, including accrued interest, of $5,285,896(28)	USD	5,806	5,805,811
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 2,091,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $524,071(28)	USD	2,158	2,158,445
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 10,409,000 Saudi Government International Bonds, 4.875%, due 1/12/36 and a market value, including accrued interest, of $10,007,219(28)	USD	10,741	10,741,463
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 600,000 Hungary Government International Bonds, 7.625%, due 3/29/41 and a market value, including accrued interest, of $707,356(28)	USD	739	739,494
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 3,075,000 Hungary Government International Bonds, 5.50%, due 6/16/34 and a market value, including accrued interest, of $3,094,493(28)	USD	3,244	3,243,602
Dated 3/26/26 with an interest rate of 3.20%, collateralized by EUR 443,000 Hungary Government International Bonds, 1.50%, due 11/17/50 and a market value, including accrued interest, of $265,022(28)	USD	271	271,132
Dated 2/5/26 with an interest rate of 3.25%, collateralized by USD 9,546,000 Indonesia Government International Bonds, 4.65%, due 9/20/32 and a market value, including accrued interest, of $9,414,978(28)	USD	10,236	10,235,794
Dated 2/5/26 with a maturity date of 8/3/26, an interest rate of 3.25% and repurchase proceeds $10,653,793, collateralized by USD 10,000,000 Indonesia Government International Bonds, 4.90%, due 4/16/36 and a market value, including accrued interest, of $9,569,622	USD	10,485	10,485,300
Dated 2/26/26 with an interest rate of 3.20%, collateralized by USD 3,236,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $811,045(28)	USD	3,582	3,581,621
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 2/25/26 with an interest rate of 3.20%, collateralized by USD 4,115,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $4,125,498(28)	USD	4,487	$ 4,487,099
Dated 2/24/26 with an interest rate of 3.20%, collateralized by USD 4,107,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $4,117,478(28)	USD	4,468	4,467,596
Dated 2/24/26 with an interest rate of 3.20%, collateralized by EUR 1,086,000 Hungary Government International Bonds, 1.50%, due 11/17/50 and a market value, including accrued interest, of $649,693(28)	USD	706	706,250
Dated 2/23/26 with an interest rate of 3.25%, collateralized by USD 8,600,000 Indonesia Government International Bonds, 3.85%, due 10/15/30 and a market value, including accrued interest, of $8,320,366(28)	USD	9,012	9,012,083
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 2,053,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $2,058,238(28)	USD	2,232	2,232,176
Dated 2/19/26 with an interest rate of 3.20%, collateralized by EUR 5,100,000 Hungary Government International Bonds, 4.50%, due 6/16/34 and a market value, including accrued interest, of $6,043,868(28)	USD	6,677	6,677,032
Dated 12/11/25 with an interest rate of 3.20%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $582,183(28)	USD	661	660,547
Dated 12/11/25 with an interest rate of 1.65%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,159,757(28)	USD	2,206	2,205,758
Dated 1/5/26 with an interest rate of 3.15%, collateralized by USD 5,883,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $5,533,833(28)	USD	5,881	5,880,647
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 8,900,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $6,773,401(28)	USD	7,770	7,770,367
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 6,500,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $4,898,521(28)	USD	5,600	5,599,912
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 9,200,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $6,933,291(28)	USD	7,921	7,921,200

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 13,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $12,338,062(28)	USD	13,968	$ 13,968,454
Total Repurchase Agreements (identified cost $292,272,396)			$ 292,272,396

Sovereign Government Securities — 12.6%

Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	267,980	$ 3,254,695
			$ 3,254,695
Egypt — 3.7%
Egypt Treasury Bills:
0.00%, 9/15/26	EGP	2,049,750	$ 39,172,601
0.00%, 9/22/26	EGP	78,300	1,489,419
0.00%, 10/20/26	EGP	104,400	1,949,539
0.00%, 1/19/27	EGP	208,800	3,674,094
0.00%, 3/16/27	EGP	6,326,450	107,439,273
0.00%, 4/20/27	EGP	156,600	2,602,894
			$ 156,327,820
Hungary — 4.8%
National Bank of Hungary Bills, 0.00%, 8/6/26	HUF	63,908,000	$ 201,935,107
			$ 201,935,107
Nigeria — 4.0%
Nigeria OMO Bills:
0.00%, 8/4/26	NGN	3,424,706	$ 2,508,722
0.00%, 8/11/26	NGN	30,354,528	22,254,235
0.00%, 8/18/26	NGN	4,757,113	3,473,377
0.00%, 8/25/26	NGN	9,981,080	7,258,221
0.00%, 9/1/26	NGN	3,073,731	2,226,323
0.00%, 9/8/26	NGN	23,212,369	16,747,192
0.00%, 9/15/26	NGN	7,788,689	5,597,754
0.00%, 9/22/26	NGN	4,011,186	2,871,941
0.00%, 9/29/26	NGN	7,560,980	5,410,610
0.00%, 10/6/26	NGN	32,486,995	23,088,582
0.00%, 10/13/26	NGN	3,634,336	2,573,617
0.00%, 10/20/26	NGN	1,797,119	1,268,096
Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 10/27/26	NGN	21,321,096	$ 14,992,235
0.00%, 11/3/26	NGN	7,808,536	5,471,367
0.00%, 11/10/26	NGN	30,899,022	21,572,806
0.00%, 1/12/27	NGN	28,555,407	19,323,790
0.00%, 1/19/27	NGN	14,641,344	9,874,942
			$ 166,513,810
Total Sovereign Government Securities (identified cost $527,652,228)			$ 528,031,432

U.S. Treasury Obligations — 28.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/6/26	$109,172	$ 109,139,094
0.00%, 8/13/26(29)	105,500	105,394,500
0.00%, 9/3/26(29)	106,139	105,807,063
0.00%, 9/10/26(29)	120,503	120,042,107
0.00%, 9/17/26	96,000	95,561,988
0.00%, 9/24/26(29)	104,000	103,445,395
0.00%, 10/8/26(29)	147,440	146,447,749
0.00%, 10/15/26(29)	132,560	131,571,561
0.00%, 10/29/26(29)	196,100	194,359,949
0.00%, 11/5/26(29)	75,600	74,869,739
Total U.S. Treasury Obligations (identified cost $1,180,242,742)		$1,186,639,145
Total Short-Term Investments (identified cost $2,086,641,841)		$2,093,417,448

Total Purchased Options and Swaptions — 0.2% (identified cost $13,136,458)	$ 9,065,760
Total Investments — 99.7% (identified cost $4,038,634,554)	$4,164,921,420
Less Unfunded Loan Commitments — (0.7)%	$ (27,180,640)
Net Investments — 99.0% (identified cost $4,011,453,914)	$4,137,740,780
Total Written Options — (0.0)%† (premiums received $1,764,587)	$ (1,623,930)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (7.0)%
Exchange-Traded Funds — (2.0)%

Security	Shares	Value
United States — (2.0)%
iShares Broad USD High Yield Corporate Bond ETF	(802,332)	$ (29,509,771)
iShares JPMorgan USD Emerging Markets Bond ETF	(595,063)	(56,328,663)
Total Exchange-Traded Funds (proceeds $84,127,132)		$ (85,838,434)

Sovereign Government Bonds — (5.0)%

Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(6)	USD	(2,972)	$ (2,720,903)
			$ (2,720,903)
Azerbaijan — (0.1)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(6)	USD	(5,883)	$ (5,448,039)
			$ (5,448,039)
Bahrain — (0.1)%
Bahrain Government International Bonds:
5.625%, 5/18/34(6)	USD	(2,319)	$ (2,036,028)
7.50%, 7/7/37(6)	USD	(2,638)	(2,566,425)
			$ (4,602,453)
Ecuador — (0.1)%
Ecuador Government International Bonds, 6.90%, 7/31/35(6)	USD	(4,143)	$ (3,735,303)
			$ (3,735,303)
Hungary — (0.5)%
Hungary Government International Bonds:
1.50%, 11/17/50(6)	EUR	(1,529)	$ (896,093)
4.50%, 6/16/34(6)	EUR	(5,100)	(6,010,515)
5.50%, 6/16/34(6)	USD	(3,075)	(3,073,353)
5.50%, 3/26/36(6)	USD	(10,275)	(10,104,990)
7.625%, 3/29/41	USD	(600)	(691,852)
			$ (20,776,803)
Security	Principal Amount (000's omitted)		Value
Indonesia — (1.8)%
Indonesia Government International Bonds:
3.05%, 3/12/51	USD	(5,200)	$ (3,113,869)
3.70%, 10/30/49	USD	(2,800)	(1,914,849)
3.85%, 10/15/30	USD	(8,600)	(8,222,876)
4.20%, 10/15/50	USD	(15,700)	(11,637,655)
4.30%, 3/31/52	USD	(8,900)	(6,644,771)
4.35%, 1/11/48	USD	(5,400)	(4,164,846)
4.65%, 9/20/32	USD	(9,546)	(9,253,451)
4.90%, 4/16/36	USD	(10,000)	(9,426,705)
5.125%, 1/15/45(6)	USD	(3,300)	(2,913,089)
5.45%, 9/20/52	USD	(5,800)	(5,225,921)
5.65%, 1/11/53	USD	(13,290)	(12,296,347)
			$ (74,814,379)
Kazakhstan — (0.2)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(6)	USD	(4,548)	$ (4,009,194)
6.50%, 7/21/45(6)	USD	(3,382)	(3,541,537)
			$ (7,550,731)
Poland — (0.2)%
Republic of Poland Government International Bonds, 1.00%, 3/7/29(6)	EUR	(7,156)	$ (7,868,208)
			$ (7,868,208)
Qatar — (0.1)%
Global Sukuk Ventures, 4.25%, 11/10/35(6)	USD	(5,495)	$ (5,233,350)
			$ (5,233,350)
Saudi Arabia — (0.8)%
Saudi Government International Bonds:
3.45%, 2/2/61(6)	USD	(2,498)	$ (1,480,061)
4.875%, 7/18/33(6)	USD	(2,082)	(2,035,907)
4.875%, 1/12/36(6)	USD	(10,409)	(9,980,437)
5.00%, 4/17/49(6)	USD	(9,367)	(7,818,938)
5.25%, 1/16/50(6)	USD	(4,270)	(3,695,165)
5.75%, 1/16/54(6)	USD	(9,367)	(8,607,080)
			$ (33,617,588)
United Arab Emirates — (0.4)%
Abu Dhabi Government International Bonds:
3.00%, 9/15/51(6)	USD	(4,907)	$ (2,995,833)
5.50%, 4/30/54(6)	USD	(8,534)	(7,947,899)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United Arab Emirates (continued)
UAE International Government Bonds, 4.857%, 7/2/34(6)	USD	(5,333)	$ (5,277,239)
			$ (16,220,971)
Uruguay — (0.6)%
Uruguay Government Bonds, 5.442%, 2/14/37	USD	(26,046)	$ (25,954,839)
			$ (25,954,839)
Total Sovereign Government Bonds (proceeds $214,960,251)			$ (208,543,567)
Total Securities Sold Short (proceeds $299,087,383)			$ (294,382,001)

Other Assets, Less Liabilities — 8.0%	$ 335,555,012
Net Assets — 100.0%	$4,177,289,861

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2026.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(4)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $122,186,342 or 2.9% of the Portfolio's net assets.

(5)	Non-income producing security.
(6)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $416,544,009 or 10.0% of the Portfolio's net assets.

(7)	Securities are traded on separate exchanges for the same entity.
(8)
Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.)
in addition to the market risk of the underlying security.

(9)
Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(14)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(15)	Quantity held represents principal in USD.
(16)
Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(17)	Restricted security.
(18)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(19)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$27,180,634.

(20)	Fixed-rate loan.
(21)	Step coupon security. Interest rate represents the rate in effect at July 31, 2026.
(22)
Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(23)	When-issued security.
(24)
Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at
July 31, 2026.

(25)
Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(26)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2026 of all interest only securities comprising the trust.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put COP	HSBC Bank USA, N.A.	USD	19,320,000	COP	4,060.00	8/20/26	$135
Call USD vs. Put EUR	Barclays Bank PLC	EUR	70,472,000	EUR	1.10	1/25/27	197,067
Put USD vs. Call CLP	Bank of America, N.A.	USD	2,722,655	CLP	875.00	10/26/26	361,501
Put USD vs. Call CLP	Bank of America, N.A.	USD	25,091,000	CLP	886.00	1/27/27	322,896
Put USD vs. Call CNH	Bank of America, N.A.	USD	21,000,000	CNH	6.60	11/4/26	12,579
Put USD vs. Call CNH	Barclays Bank PLC	USD	19,000,000	CNH	6.60	11/4/26	11,381
Put USD vs. Call CNH	Barclays Bank PLC	USD	11,000,000	CNH	6.60	11/10/26	8,679
Put USD vs. Call CNH	Citibank, N.A.	USD	13,000,000	CNH	6.60	11/4/26	7,787
Put USD vs. Call CNH	Goldman Sachs International	USD	18,000,000	CNH	6.60	11/4/26	10,782
Put USD vs. Call CNH	Goldman Sachs International	USD	9,800,000	CNH	6.60	11/10/26	7,732
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	26,000,000	CNH	6.60	11/4/26	15,574
Put USD vs. Call INR	Bank of America, N.A.	USD	801,500	INR	92.00	10/1/26	20,210
Put USD vs. Call INR	Barclays Bank PLC	USD	15,000,000	INR	94.00	9/10/26	19,290
Put USD vs. Call INR	Barclays Bank PLC	USD	1,920,000	INR	92.00	9/30/26	47,307
Put USD vs. Call INR	BNP Paribas	USD	20,000,000	INR	94.00	9/10/26	25,720
Put USD vs. Call INR	Goldman Sachs International	USD	15,000,000	INR	94.00	9/10/26	19,290
Put USD vs. Call INR	Goldman Sachs International	USD	13,800,000	INR	95.00	10/16/26	67,620
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,000,000	INR	95.00	10/16/26	73,500
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	15,538
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	8,366
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	8,056
Put USD vs. Call KRW	Bank of America, N.A.	USD	13,600,000	KRW	1,440.00	9/8/26	140,039
Put USD vs. Call KRW	Barclays Bank PLC	USD	10,000,000	KRW	1,420.00	9/17/26	91,790
Put USD vs. Call KRW	Barclays Bank PLC	USD	10,000,000	KRW	1,425.00	10/1/26	121,360
Put USD vs. Call KRW	Barclays Bank PLC	USD	5,785,000	KRW	1,450.00	12/18/26	170,704
Put USD vs. Call KRW	Citibank, N.A.	USD	9,000,000	KRW	1,440.00	9/10/26	93,618
Put USD vs. Call KRW	Citibank, N.A.	USD	10,000,000	KRW	1,420.00	9/22/26	97,150
Put USD vs. Call KRW	Goldman Sachs International	USD	9,000,000	KRW	1,420.00	9/21/26	85,734
Put USD vs. Call KRW	Goldman Sachs International	USD	14,200,000	KRW	1,440.00	1/20/27	144,712
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	9,000,000	KRW	1,440.00	9/8/26	92,673
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	10,000,000	KRW	1,420.00	9/28/26	103,070
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	20,800,000	KRW	1,440.00	1/20/27	211,973
Put USD vs. Call KRW	Standard Chartered Bank	USD	6,300,000	KRW	1,440.00	9/14/26	66,522
Total							$2,680,355

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Call Futures Style Options (Exchange-Traded) — (0.0)%†
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value/Unrealized Appreciation (Depreciation)
Dutch TTF Natural Gas Futures 09/26	217	EUR	9,229,253	USD	85.00	8/26/26	$(1,513,090)
ICE Brent Crude Oil Futures 12/26	851	USD	72,054,170	USD	100.00	10/27/26	178,710
Total							$(1,334,380)

†	Amount is less than 0.05% or (0.05)%, as applicable.

Purchased Interest Rate Swaptions (OTC) — 0.1%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/29/37 to pay 4.50% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	60,632,000	1/27/27	$799,130
Option to enter into interest rate swap expiring 6/11/32 to receive 3-month ZAR-JIBAR and pay 8.02%	JPMorgan Chase Bank, N.A.	ZAR	662,850,000	6/11/27	670,832
Option to enter into interest rate swap expiring 6/11/32 to receive 6-month PLN-WIBOR and pay 4.88%	JPMorgan Chase Bank, N.A.	PLN	127,224,000	6/9/27	367,353
Option to enter into interest rate swap expiring 6/14/32 to receive 3-month ZAR-JIBAR and pay 7.86%	JPMorgan Chase Bank, N.A.	ZAR	462,992,000	6/14/27	553,687
Option to enter into interest rate swap expiring 6/15/32 to receive 6-month PLN-WIBOR and pay 4.77%	Bank of America, N.A.	PLN	47,339,000	6/11/27	160,259
Option to enter into interest rate swap expiring 6/23/32 to receive 6-month PLN-WIBOR and pay 4.47%	JPMorgan Chase Bank, N.A.	PLN	64,562,000	6/21/27	412,245
Option to enter into interest rate swap expiring 6/9/32 to receive 3-month ZAR-JIBAR and pay 8.09%	JPMorgan Chase Bank, N.A.	ZAR	660,535,000	6/9/27	614,687
Total					$3,578,193

Purchased Call Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
LME Primary Aluminum Futures 12/26	451	$37,599,306	$3,700.00	12/2/26	$255,830
Total					$255,830

† Amount is less than 0.05% or (0.05)%, as applicable.

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Put Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CBOT 2 - Year U.S. Treasury Notes Futures 09/26	2,220	$456,452,813	$102.75	8/21/26	$ 659,065
CBOT 2 - Year U.S. Treasury Notes Futures 09/26	463	95,197,141	103	8/21/26	260,437
CBOT 5 - Year U.S. Treasury Notes Futures 09/26	833	88,278,474	106	8/21/26	338,406
CBOT 5 - Year U.S. Treasury Notes Futures 09/26	555	58,816,991	106.25	8/21/26	294,844
CBOT 5 - Year U.S. Treasury Notes Futures 11/26	447	47,371,522	106	10/23/26	366,680
NYMEX Light Sweet Crude Oil Futures 09/26	274	23,199,580	60	8/17/26	16,440
NYMEX Light Sweet Crude Oil Futures 12/26	234	19,812,780	50	11/17/26	74,880
NYMEX Light Sweet Crude Oil Futures 12/26	224	18,966,080	55	11/17/26	132,160
NYMEX Light Sweet Crude Oil Futures 12/26	58	4,910,860	58	11/17/26	51,620
NYMEX Light Sweet Crude Oil Futures 12/26	305	25,824,350	60	11/17/26	356,850
Total					$2,551,382

†	Amount is less than 0.05% or (0.05)%, as applicable.

Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call EUR vs. Put HUF	BNP Paribas	EUR	5,697,000	HUF	414.70	7/18/28	$(142,157)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	4,916,000	HUF	397.40	6/7/28	(167,017)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	4,916,000	HUF	400.76	6/8/28	(155,242)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	6,600,000	HUF	397.40	6/29/28	(232,015)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	11,394,000	HUF	399.60	7/13/28	(389,545)
Call HUF vs. Put EUR	BNP Paribas	EUR	5,697,000	HUF	351.90	7/18/28	(85,266)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	4,916,000	HUF	348.10	6/7/28	(58,021)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	4,916,000	HUF	350.40	6/8/28	(65,657)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	6,600,000	HUF	350.30	6/29/28	(89,404)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	11,394,000	HUF	353.10	7/13/28	(180,188)
Call USD vs. Put INR	Barclays Bank PLC	USD	15,000,000	INR	100.00	9/10/26	(3,930)
Call USD vs. Put INR	BNP Paribas	USD	20,000,000	INR	100.00	9/10/26	(5,240)
Call USD vs. Put INR	Goldman Sachs International	USD	15,000,000	INR	100.00	9/10/26	(3,930)
Call USD vs. Put INR	Goldman Sachs International	USD	13,800,000	INR	100.50	10/16/26	(12,627)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	15,000,000	INR	100.00	10/16/26	(18,060)
Call USD vs. Put KRW	Barclays Bank PLC	USD	5,785,000	KRW	1,600.00	12/18/26	(15,631)
Total							$(1,623,930)

† Amount is less than 0.05% or (0.05)%, as applicable.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	156,313,767	USD	30,016,239	8/4/26	$820,049
BRL	83,971,233	USD	16,331,891	8/4/26	233,260

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	45,715,000	USD	8,951,439	8/4/26	$66,838
BRL	1,452	USD	283	8/4/26	3
BRL	115,000,000	USD	23,044,014	8/4/26	(357,765)
USD	279	BRL	1,452	8/4/26	(8)
USD	5,611,585	BRL	29,000,000	8/4/26	(109,295)
USD	11,119,456	BRL	57,000,000	8/4/26	(125,033)
USD	6,012,214	BRL	31,120,000	8/4/26	(126,883)
USD	8,888,889	BRL	46,000,000	8/4/26	(185,611)
USD	27,874,853	BRL	142,880,000	8/4/26	(311,332)
USD	18,359,262	BRL	95,000,000	8/4/26	(381,553)
PHP	224,759,500	USD	3,655,220	8/6/26	15,889
PHP	220,872,300	USD	3,592,354	8/6/26	15,263
PHP	224,759,500	USD	3,656,112	8/6/26	14,997
PHP	110,420,400	USD	1,794,549	8/6/26	9,002
PHP	110,063,900	USD	1,790,356	8/6/26	7,373
USD	14,450,537	PHP	890,875,600	8/6/26	(100,578)
PHP	163,780,500	USD	2,659,897	8/7/26	15,155
PHP	126,729,562	USD	2,058,969	8/7/26	10,924
USD	9,868,118	PHP	606,595,162	8/7/26	(39,495)
PEN	52,000,000	USD	15,355,086	8/11/26	(58,269)
PEN	34,000,000	USD	10,117,542	8/11/26	(115,777)
CLP	9,138,870,535	USD	9,799,202	8/31/26	31,990
EUR	4,052,466	USD	4,636,016	9/16/26	45,035
EUR	3,693,955	USD	4,225,880	9/16/26	41,050
EUR	21,906	USD	25,324	9/16/26	(20)
EUR	491,326	USD	567,993	9/16/26	(457)
EUR	552,119	USD	638,273	9/16/26	(513)
EUR	1,140,819	USD	1,318,833	9/16/26	(1,060)
EUR	1,685,747	USD	1,948,793	9/16/26	(1,566)
EUR	2,032,000	USD	2,349,075	9/16/26	(1,888)
EUR	2,092,590	USD	2,419,120	9/16/26	(1,944)
EUR	4,298,000	USD	4,968,663	9/16/26	(3,993)
EUR	4,867,692	USD	5,627,250	9/16/26	(4,523)
EUR	6,230,049	USD	7,202,191	9/16/26	(5,788)
EUR	7,420,000	USD	8,577,823	9/16/26	(6,894)
EUR	12,300,000	USD	14,219,302	9/16/26	(11,428)
EUR	13,889,999	USD	16,057,406	9/16/26	(12,905)
EUR	21,531,752	USD	24,891,584	9/16/26	(20,006)
EUR	35,081,566	USD	40,555,722	9/16/26	(32,595)
INR	103,000,000	USD	1,085,216	9/16/26	(9,743)
INR	268,290,000	USD	2,811,698	9/16/26	(10,353)
INR	181,000,000	USD	1,906,078	9/16/26	(16,170)
INR	207,000,000	USD	2,179,682	9/16/26	(18,295)
INR	491,000,000	USD	5,173,322	9/16/26	(46,555)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	20,504,000,000	USD	13,530,421	9/16/26	$684,456
KRW	12,685,000,000	USD	8,365,759	9/16/26	428,414
KRW	10,219,000,000	USD	6,719,932	9/16/26	364,629
KRW	9,910,000,000	USD	6,519,522	9/16/26	350,816
KRW	3,227,000,000	USD	2,118,012	9/16/26	119,181
PEN	49,000,000	USD	14,344,262	9/16/26	50,226
PEN	54,000,000	USD	15,851,582	9/16/26	11,732
PEN	79,640,000	USD	23,410,447	9/16/26	(14,997)
PHP	890,875,600	USD	14,429,005	9/16/26	104,373
PHP	1,155,025,900	USD	18,751,334	9/16/26	91,283
PHP	606,595,162	USD	9,852,570	9/16/26	43,173
PHP	568,893,500	USD	9,243,373	9/16/26	37,321
PHP	430,979,838	USD	6,995,404	9/16/26	35,424
TWD	33,699,338	USD	1,062,970	9/16/26	(18,124)
TWD	35,452,892	USD	1,120,870	9/16/26	(21,656)
TWD	49,742,764	USD	1,566,849	9/16/26	(24,578)
TWD	39,841,323	USD	1,261,930	9/16/26	(26,652)
TWD	52,360,790	USD	1,651,262	9/16/26	(27,819)
TWD	54,550,656	USD	1,724,476	9/16/26	(33,136)
TWD	64,477,246	USD	2,034,303	9/16/26	(35,191)
TWD	82,358,900	USD	2,594,226	9/16/26	(40,694)
TWD	88,870,815	USD	2,810,322	9/16/26	(54,889)
TWD	90,322,299	USD	2,855,561	9/16/26	(55,125)
TWD	123,576,959	USD	3,899,003	9/16/26	(67,508)
TWD	157,082,369	USD	4,953,498	9/16/26	(83,171)
TWD	180,644,880	USD	5,699,278	9/16/26	(98,396)
TWD	256,038,769	USD	8,077,978	9/16/26	(139,514)
USD	6,705	COP	24,000,000	9/16/26	(827)
USD	6,369	COP	23,000,000	9/16/26	(849)
USD	17,753	COP	64,441,749	9/16/26	(2,471)
USD	1,545,024	COP	5,503,763,000	9/16/26	(182,226)
USD	2,072,281	COP	7,259,201,000	9/16/26	(205,879)
USD	2,199,943	COP	7,691,000,000	9/16/26	(213,729)
USD	2,264,207	COP	7,916,801,000	9/16/26	(220,328)
USD	2,985,332	COP	10,931,093,000	9/16/26	(445,181)
USD	4,985,425	COP	18,180,000,000	9/16/26	(720,018)
USD	5,452,623	COP	19,782,116,000	9/16/26	(755,613)
USD	8,954,494	COP	31,479,523,000	9/16/26	(924,748)
USD	10,215,508	COP	35,869,000,000	9/16/26	(1,041,286)
USD	21,893,002	COP	78,366,000,000	9/16/26	(2,700,658)
USD	21,339,208	COP	77,061,000,000	9/16/26	(2,844,903)
USD	58,335,623	COP	211,755,394,102	9/16/26	(8,119,730)
USD	81,745,863	EUR	70,711,919	9/16/26	65,700
USD	68,323,112	EUR	59,100,952	9/16/26	54,912

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	51,197,703	EUR	44,287,107	9/16/26	$41,148
USD	40,555,723	EUR	35,081,567	9/16/26	32,595
USD	30,347,645	EUR	26,251,361	9/16/26	24,391
USD	28,386,456	EUR	24,554,891	9/16/26	22,814
USD	27,629,375	EUR	23,900,000	9/16/26	22,206
USD	18,751,977	EUR	16,220,861	9/16/26	15,071
USD	18,623,117	EUR	16,109,394	9/16/26	14,968
USD	16,057,407	EUR	13,890,000	9/16/26	12,905
USD	15,965,307	EUR	13,810,331	9/16/26	12,831
USD	15,508,804	EUR	13,415,447	9/16/26	12,465
USD	13,335,368	EUR	11,535,379	9/16/26	10,718
USD	13,294,469	EUR	11,500,000	9/16/26	10,685
USD	12,605,438	EUR	10,903,973	9/16/26	10,131
USD	11,807,338	EUR	10,213,600	9/16/26	9,490
USD	10,743,634	EUR	9,293,473	9/16/26	8,635
USD	9,259,887	EUR	8,010,000	9/16/26	7,442
USD	6,439,147	EUR	5,570,000	9/16/26	5,175
USD	5,280,359	EUR	4,567,623	9/16/26	4,244
USD	4,684,816	EUR	4,052,466	9/16/26	3,765
USD	4,149,415	EUR	3,589,333	9/16/26	3,335
USD	2,557,543	EUR	2,212,330	9/16/26	2,055
USD	2,419,120	EUR	2,092,590	9/16/26	1,944
USD	638,273	EUR	552,119	9/16/26	513
USD	606,278	EUR	524,443	9/16/26	487
USD	177,907	EUR	153,893	9/16/26	143
USD	127,023	EUR	109,878	9/16/26	102
USD	25,060	EUR	21,906	9/16/26	(243)
USD	15,962	INR	1,532,875	9/16/26	(43)
USD	5,352,383	INR	514,000,000	9/16/26	(14,539)
USD	20,126,818	INR	1,932,818,594	9/16/26	(54,671)
USD	25,202,517	INR	2,420,248,113	9/16/26	(68,458)
USD	12,635,827	PEN	43,049,000	9/16/26	(10,465)
USD	6,609,946	PEN	22,569,000	9/16/26	(20,038)
USD	9,082,386	PEN	31,000,000	9/16/26	(24,331)
USD	7,723,333	PEN	26,464,000	9/16/26	(50,866)
USD	13,573,559	PEN	46,408,000	9/16/26	(59,490)
USD	12,623,913	PEN	43,247,000	9/16/26	(80,545)
USD	17,317,514	PHP	1,052,419,962	9/16/26	148,768
USD	5,455,578	PHP	331,546,389	9/16/26	46,867
USD	5,021,677	PHP	305,754,840	9/16/26	33,718
USD	1,581,991	PHP	96,322,690	9/16/26	10,622
USD	895,967	PHP	54,449,732	9/16/26	7,697
USD	259,810	PHP	15,819,040	9/16/26	1,744
USD	212,130	PHP	13,084,111	9/16/26	(1,319)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	859,439	PHP	52,866,660	9/16/26	$(3,006)
USD	855,938	PHP	52,745,499	9/16/26	(4,530)
USD	4,411,692	PHP	271,376,430	9/16/26	(15,431)
USD	4,393,725	PHP	270,754,491	9/16/26	(23,253)
USD	4,100,108	PHP	252,893,418	9/16/26	(25,491)
USD	16,611,477	PHP	1,021,821,800	9/16/26	(58,103)
USD	16,543,823	PHP	1,019,479,981	9/16/26	(87,554)
IDR	55,477,205,000	USD	3,076,853	9/17/26	(12,508)
IDR	143,588,060,000	USD	7,956,340	9/17/26	(25,093)
IDR	127,271,235,000	USD	7,055,729	9/17/26	(25,760)
USD	46,752,268	IDR	795,536,600,000	9/17/26	2,809,916
USD	43,426,951	IDR	738,953,000,000	9/17/26	2,610,057
USD	6,640,695	IDR	114,718,010,000	9/17/26	304,118
USD	3,691,871	IDR	67,129,665,000	9/17/26	(16,111)
USD	3,699,168	IDR	67,334,960,000	9/17/26	(20,154)
USD	7,465,452	IDR	135,595,000,000	9/17/26	(24,290)
USD	6,810,659	IDR	123,994,855,000	9/17/26	(38,335)
USD	8,363,730	IDR	152,119,520,000	9/17/26	(38,762)
USD	15,134,791	BRL	82,336,290	10/1/26	(891,878)
USD	27,637,700	BRL	150,432,000	10/1/26	(1,643,725)
USD	27,537,473	BRL	150,431,710	10/1/26	(1,743,895)
BRL	142,880,000	USD	27,495,340	10/2/26	310,623
BRL	57,000,000	USD	10,968,394	10/2/26	124,411
USD	279	BRL	1,452	10/2/26	(3)
TWD	31,058,000	USD	973,330	10/8/26	(10,495)
TWD	31,077,000	USD	975,117	10/8/26	(11,692)
TWD	41,888,000	USD	1,312,281	10/8/26	(13,702)
TWD	49,170,000	USD	1,543,072	10/8/26	(18,743)
TWD	46,000,000	USD	1,457,165	10/8/26	(31,109)
TWD	47,940,000	USD	1,520,568	10/8/26	(34,369)
TWD	65,850,000	USD	2,087,163	10/8/26	(45,733)
TWD	81,010,000	USD	2,568,501	10/8/26	(57,093)
TWD	56,813,000	USD	1,775,406	10/13/26	(14,207)
TWD	113,627,600	USD	3,551,306	10/13/26	(28,858)
TWD	170,440,600	USD	5,314,974	10/13/26	(31,327)
TWD	193,697,616	USD	6,042,231	10/13/26	(37,618)
TWD	152,228,300	USD	4,759,365	10/13/26	(40,298)
TWD	203,771,900	USD	6,361,371	10/13/26	(44,456)
TWD	299,820,984	USD	9,371,749	10/13/26	(77,318)
TWD	76,607,112	USD	2,427,509	10/22/26	(52,871)
TWD	140,799,888	USD	4,458,656	10/22/26	(94,193)
USD	9,776,807	CLP	9,138,870,535	10/28/26	(60,178)
CLP	7,255,630,184	USD	7,767,786	10/30/26	42,295

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	31,930,228	BRL	175,000,000	4/2/27	$(877,014)
					$(17,392,793)

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	191,563,687	USD	404,305	Citibank, N.A.	8/3/26	$ —	$(413)
KZT	4,851,105,313	USD	10,238,503	Deutsche Bank AG	8/3/26	—	(10,470)
KZT	5,042,669,000	USD	9,510,585	ICBC Standard Bank plc	8/3/26	1,121,340	—
PHP	607,793,000	USD	9,855,570	Societe Generale	8/3/26	72,444	—
PHP	331,991,400	USD	5,381,783	Societe Generale	8/3/26	41,141	—
PHP	222,794,570	USD	3,609,295	Societe Generale	8/3/26	29,950	—
PHP	224,317,800	USD	3,636,800	Societe Generale	8/3/26	27,326	—
PHP	219,332,934	USD	3,557,943	Societe Generale	8/3/26	24,758	—
PHP	219,332,934	USD	3,558,924	Societe Generale	8/3/26	23,777	—
PHP	219,217,000	USD	3,557,505	Societe Generale	8/3/26	23,302	—
PHP	110,119,600	USD	1,787,627	Societe Generale	8/3/26	11,125	—
TRY	663,603,369	USD	13,937,734	Standard Chartered Bank	8/3/26	27,351	—
USD	402,919	KZT	191,563,687	Citibank, N.A.	8/3/26	—	(973)
USD	9,619,483	KZT	4,851,105,313	Deutsche Bank AG	8/3/26	—	(608,551)
USD	9,259,396	PHP	568,893,500	Citibank, N.A.	8/3/26	—	(33,213)
USD	7,006,777	PHP	430,979,838	Societe Generale	8/3/26	—	(33,077)
USD	18,781,214	PHP	1,155,025,900	Societe Generale	8/3/26	—	(85,592)
USD	13,991,104	TRY	663,603,369	Standard Chartered Bank	8/3/26	26,019	—
TRY	1,209,566,148	USD	25,408,321	Standard Chartered Bank	8/4/26	26,454	—
USD	3,898,393	UYU	157,000,000	Deutsche Bank AG	8/4/26	—	(5,622)
USD	3,858,442	UYU	157,000,000	Deutsche Bank AG	8/4/26	—	(45,574)
UYU	157,000,000	USD	3,898,393	Deutsche Bank AG	8/4/26	5,622	—
TRY	860,683,759	USD	18,070,203	Standard Chartered Bank	8/5/26	14,252	—
KZT	4,030,000,000	USD	7,696,715	Deutsche Bank AG	8/6/26	793,737	—
UGX	10,891,415,505	USD	2,946,835	Standard Chartered Bank	8/6/26	—	(39,363)
USD	2,957,213	UGX	10,891,415,505	Standard Chartered Bank	8/6/26	49,741	—
EUR	354,465	USD	404,884	Barclays Bank PLC	8/7/26	3,915	—
EUR	591,015	USD	674,748	BNP Paribas	8/7/26	6,861	—
EUR	1,250,000	USD	1,426,606	Societe Generale	8/7/26	15,001	—
EUR	144,914	USD	165,388	Societe Generale	8/7/26	1,739	—
KZT	1,489,308,000	USD	2,588,390	Deutsche Bank AG	8/7/26	548,126	—
KZT	4,383,222	USD	8,839	Goldman Sachs International	8/7/26	393	—
PHP	316,085,100	USD	5,130,844	Standard Chartered Bank	8/7/26	31,822	—
TRY	1,229,142,664	USD	25,784,677	Standard Chartered Bank	8/7/26	1,797	—
USD	15,487,822	EUR	13,550,000	BNP Paribas	8/7/26	—	(139,199)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	594,087	EUR	520,313	Citibank, N.A.	8/7/26	$ —	$(5,982)
USD	6,110,029	EUR	5,360,000	Citibank, N.A.	8/7/26	—	(71,583)
USD	10,840,741	EUR	9,510,000	Citibank, N.A.	8/7/26	—	(127,006)
USD	792,379	EUR	693,979	Deutsche Bank AG	8/7/26	—	(7,977)
USD	1,565,904	EUR	1,368,684	HSBC Bank USA, N.A.	8/7/26	—	(12,581)
USD	214,503	EUR	187,996	JPMorgan Chase Bank, N.A.	8/7/26	—	(2,311)
USD	133,274	EUR	116,775	Societe Generale	8/7/26	—	(1,401)
USD	3,986,189	EUR	3,492,720	Societe Generale	8/7/26	—	(41,915)
USD	21,227,901	EUR	18,600,000	Societe Generale	8/7/26	—	(223,212)
USD	125,993,002	EUR	110,395,740	Societe Generale	8/7/26	—	(1,324,822)
USD	2,904,532	EUR	2,537,343	Standard Chartered Bank	8/7/26	—	(21,750)
USD	4,564,265	EUR	3,987,254	Standard Chartered Bank	8/7/26	—	(34,178)
USD	2,845,481	KZT	1,351,318,690	Deutsche Bank AG	8/7/26	—	(427)
USD	3,867,417	UYU	156,000,000	HSBC Bank USA, N.A.	8/7/26	—	(10,846)
KZT	191,563,687	USD	402,022	Citibank, N.A.	8/10/26	962	—
KZT	1,489,572,000	USD	2,587,482	Deutsche Bank AG	8/10/26	546,068	—
KZT	1,462,314,537	USD	2,932,288	Deutsche Bank AG	8/10/26	143,922	—
KZT	900,307,954	USD	1,921,981	Deutsche Bank AG	8/10/26	—	(28,041)
TRY	663,603,369	USD	13,916,397	Standard Chartered Bank	8/10/26	—	(26,725)
USD	4,868,018	KZT	2,417,700,951	Deutsche Bank AG	8/10/26	—	(217,999)
USD	8,666,335	KZT	4,304,135,300	Deutsche Bank AG	8/10/26	—	(388,094)
USD	973,054	UYU	39,000,000	HSBC Bank USA, N.A.	8/11/26	3,784	—
VND	22,517,044,700	USD	842,073	Citibank, N.A.	8/12/26	13,639	—
USD	2,611,551	UYU	105,000,000	HSBC Bank USA, N.A.	8/14/26	2,573	—
EUR	2,142,646	ISK	308,626,699	JPMorgan Chase Bank, N.A.	8/17/26	—	(30,800)
ISK	1,000,502,452	EUR	6,946,004	JPMorgan Chase Bank, N.A.	8/17/26	99,848	—
EUR	96,767	ISK	13,924,754	JPMorgan Chase Bank, N.A.	8/20/26	—	(1,231)
ISK	3,565,208,000	EUR	24,775,594	JPMorgan Chase Bank, N.A.	8/20/26	315,102	—
USD	2,670,231	UYU	107,629,000	Citibank, N.A.	8/21/26	—	(2,646)
UYU	107,629,000	USD	2,678,671	Citibank, N.A.	8/21/26	—	(5,794)
GHS	2,216,000	USD	198,746	Standard Chartered Bank	8/24/26	—	(9,777)
USD	7,557,995	UYU	303,000,000	Citibank, N.A.	8/24/26	34,958	—
VND	15,830,396,800	USD	591,569	Goldman Sachs International	8/26/26	9,486	—
USD	2,395,258	KZT	1,151,759,870	Deutsche Bank AG	8/27/26	—	(12,333)
USD	2,395,258	KZT	1,152,119,159	Deutsche Bank AG	8/27/26	—	(13,084)
USD	2,521,419	KZT	1,214,063,472	Deutsche Bank AG	8/31/26	—	(12,639)
USD	5,042,839	KZT	2,428,126,944	Deutsche Bank AG	8/31/26	—	(25,279)
GHS	2,259,521	USD	198,728	Standard Chartered Bank	9/1/26	—	(6,318)
EUR	22,163,377	PLN	96,665,570	Barclays Bank PLC	9/2/26	—	(287,800)
PLN	96,665,570	EUR	22,757,424	Barclays Bank PLC	9/2/26	—	(398,012)
EUR	22,725,719	PLN	99,361,390	Barclays Bank PLC	9/4/26	—	(357,989)
KZT	1,844,881,952	USD	3,455,482	Bank of America, N.A.	9/4/26	389,544	—
KZT	1,842,635,889	USD	3,455,482	Bank of America, N.A.	9/4/26	384,863	—
PLN	99,361,390	EUR	23,386,854	Barclays Bank PLC	9/4/26	—	(405,337)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,396,191	KZT	666,541,748	Deutsche Bank AG	9/4/26	$7,013	$ —
USD	3,267,352	KZT	1,666,839,786	Deutsche Bank AG	9/4/26	—	(206,606)
EUR	45,446,906	PLN	197,921,277	Barclays Bank PLC	9/8/26	—	(498,525)
KZT	1,836,001,363	USD	3,445,302	Bank of America, N.A.	9/8/26	375,877	—
PLN	197,921,277	EUR	46,576,836	Barclays Bank PLC	9/8/26	—	(806,260)
USD	5,695,386	UYU	231,825,000	HSBC Bank USA, N.A.	9/8/26	—	(53,920)
EUR	33,348,061	PLN	145,197,458	Barclays Bank PLC	9/9/26	—	(355,387)
PLN	145,197,458	EUR	34,172,148	Barclays Bank PLC	9/9/26	—	(596,264)
KZT	3,148,710,876	USD	6,000,402	Deutsche Bank AG	9/14/26	539,170	—
KZT	2,682,100,486	USD	5,130,261	Deutsche Bank AG	9/14/26	440,205	—
USD	817,756	KZT	409,164,344	Citibank, N.A.	9/14/26	—	(32,039)
USD	2,083,471	KZT	1,041,944,000	Citibank, N.A.	9/14/26	—	(80,547)
USD	2,502,356	KZT	1,215,644,353	Deutsche Bank AG	9/14/26	—	(22,422)
USD	2,502,356	KZT	1,216,395,060	Deutsche Bank AG	9/14/26	—	(23,981)
USD	2,502,356	KZT	1,216,645,295	Deutsche Bank AG	9/14/26	—	(24,500)
USD	2,502,356	KZT	1,217,145,767	Deutsche Bank AG	9/14/26	—	(25,540)
USD	11,661,282	KZT	5,641,728,298	Deutsche Bank AG	9/14/26	—	(56,048)
USD	721,084	EGP	43,229,000	Deutsche Bank AG	9/15/26	—	(108,973)
AED	20,285,000	USD	5,523,388	Standard Chartered Bank	9/16/26	—	(208)
EUR	109,576,918	HUF	38,558,725,880	Barclays Bank PLC	9/16/26	4,936,367	—
EUR	30,598,552	HUF	10,921,388,273	Societe Generale	9/16/26	892,175	—
EUR	19,071,918	HUF	6,807,244,251	Societe Generale	9/16/26	556,088	—
EUR	34,159,586	PLN	148,326,729	Barclays Bank PLC	9/16/26	—	(245,147)
EUR	16,231,347	PLN	70,477,136	JPMorgan Chase Bank, N.A.	9/16/26	—	(115,914)
EUR	9,351,110	PLN	40,635,624	Societe Generale	9/16/26	—	(75,544)
EUR	13,091,554	PLN	56,909,511	Societe Generale	9/16/26	—	(111,018)
EUR	61,439,496	PLN	261,829,329	Standard Chartered Bank	9/16/26	884,444	—
EUR	1,716,165	PLN	7,470,006	Standard Chartered Bank	9/16/26	—	(17,168)
GBP	46,590,000	USD	62,105,798	State Street Bank and Trust Company	9/16/26	684,471	—
HUF	4,446,211,995	EUR	12,417,159	Barclays Bank PLC	9/16/26	—	(317,201)
HUF	770,753,288	EUR	2,159,424	JPMorgan Chase Bank, N.A.	9/16/26	—	(62,960)
HUF	34,112,513,886	EUR	95,573,339	Societe Generale	9/16/26	—	(2,786,672)
ILS	80,245,725	USD	27,576,798	Deutsche Bank AG	9/16/26	—	(1,286,064)
ILS	106,988,953	USD	36,792,831	Goldman Sachs International	9/16/26	—	(1,740,271)
ILS	8,024,572	USD	2,750,348	UBS AG	9/16/26	—	(121,275)
ILS	41,124,765	USD	14,131,265	UBS AG	9/16/26	—	(657,647)
KZT	3,135,509,992	USD	6,000,402	Deutsche Bank AG	9/16/26	507,223	—
KZT	1,565,204,825	USD	3,000,201	Deutsche Bank AG	9/16/26	248,319	—
NZD	14,590,000	USD	8,502,941	Standard Chartered Bank	9/16/26	102,426	—
NZD	2,160,000	USD	1,222,711	Standard Chartered Bank	9/16/26	51,284	—
SEK	11,900,000	USD	1,228,530	JPMorgan Chase Bank, N.A.	9/16/26	24,020	—
SEK	80,038,000	USD	8,528,791	JPMorgan Chase Bank, N.A.	9/16/26	—	(104,288)
SGD	11,441,560	USD	8,946,309	Citibank, N.A.	9/16/26	2,813	—
SGD	1,580,000	USD	1,225,945	Deutsche Bank AG	9/16/26	9,867	—

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SGD	5,280,720	USD	4,133,763	Deutsche Bank AG	9/16/26	$ —	$(3,399)
SGD	5,280,720	USD	4,131,919	Goldman Sachs International	9/16/26	—	(1,554)
USD	3,187,329	AED	11,703,611	BNP Paribas	9/16/26	681	—
USD	819,380	AED	3,009,294	Citibank, N.A.	9/16/26	13	—
USD	1,152,166	AED	4,231,399	HSBC Bank USA, N.A.	9/16/26	45	—
USD	10,040,989	AED	36,870,512	Standard Chartered Bank	9/16/26	1,923	—
USD	18,694,028	AED	68,656,530	Standard Chartered Bank	9/16/26	296	—
USD	17,924,883	BHD	6,766,439	Standard Chartered Bank	9/16/26	—	(11,437)
USD	5,765,462	CAD	8,000,000	Goldman Sachs International	9/16/26	48,079	—
USD	1,092,074	CNH	7,343,447	Citibank, N.A.	9/16/26	1,309	—
USD	1,140,329	CNH	7,677,953	Goldman Sachs International	9/16/26	—	(123)
USD	1,630,505	CNH	10,978,600	JPMorgan Chase Bank, N.A.	9/16/26	—	(210)
USD	5,318,458	GBP	4,030,000	Deutsche Bank AG	9/16/26	—	(112,853)
USD	1,087,124	GBP	815,069	State Street Bank and Trust Company	9/16/26	—	(11,361)
USD	5,628,559	GBP	4,220,000	State Street Bank and Trust Company	9/16/26	—	(58,819)
USD	56,765,749	GBP	42,560,000	State Street Bank and Trust Company	9/16/26	—	(593,208)
USD	5,318,822	ILS	16,261,233	Bank of America, N.A.	9/16/26	—	(8,811)
USD	5,778,503	ILS	17,667,772	Bank of America, N.A.	9/16/26	—	(9,951)
USD	5,829,409	ILS	17,830,995	Bank of America, N.A.	9/16/26	—	(12,522)
USD	4,830,125	ILS	14,713,913	Barclays Bank PLC	9/16/26	9,437	—
USD	80,806,760	ILS	236,384,015	Citibank, N.A.	9/16/26	3,360,774	—
USD	48,505,191	ILS	147,644,950	Goldman Sachs International	9/16/26	132,594	—
USD	9,752,733	ILS	29,654,160	Goldman Sachs International	9/16/26	37,204	—
USD	9,745,394	ILS	29,766,904	JPMorgan Chase Bank, N.A.	9/16/26	—	(7,073)
USD	28,805,811	ILS	87,790,894	Standard Chartered Bank	9/16/26	43,069	—
USD	5,760,382	ILS	17,558,179	UBS AG	9/16/26	7,833	—
USD	1,632,540	JPY	259,498,513	Goldman Sachs International	9/16/26	—	(3,944)
USD	5,636,858	JPY	896,000,000	Goldman Sachs International	9/16/26	—	(13,617)
USD	2,551,477	KZT	1,233,638,934	Bank of America, N.A.	9/16/26	—	(8,891)
USD	2,591,340	KZT	1,255,763,183	Bank of America, N.A.	9/16/26	—	(14,946)
USD	6,124,389	KZT	2,949,567,000	Deutsche Bank AG	9/16/26	2,682	—
USD	1,418,556	NZD	2,427,010	Goldman Sachs International	9/16/26	—	(12,925)
USD	7,152,215	NZD	12,236,740	Goldman Sachs International	9/16/26	—	(65,169)
USD	15,322,508	NZD	26,215,310	Goldman Sachs International	9/16/26	—	(139,614)
USD	1,136,878	NZD	1,947,290	Standard Chartered Bank	9/16/26	—	(11,658)
USD	2,264,431	NZD	3,885,486	Standard Chartered Bank	9/16/26	—	(27,277)
USD	5,732,047	NZD	9,818,080	Standard Chartered Bank	9/16/26	—	(58,780)
USD	12,280,015	NZD	21,033,700	Standard Chartered Bank	9/16/26	—	(125,928)
USD	11,417,060	NZD	19,590,270	Standard Chartered Bank	9/16/26	—	(137,529)
USD	24,459,282	NZD	41,969,116	Standard Chartered Bank	9/16/26	—	(294,634)
USD	9,558,187	NZD	16,750,000	Standard Chartered Bank	9/16/26	—	(321,176)
USD	847,861	NZD	1,453,930	UBS AG	9/16/26	—	(9,686)
USD	4,274,841	NZD	7,330,590	UBS AG	9/16/26	—	(48,834)
USD	9,158,182	NZD	15,704,650	UBS AG	9/16/26	—	(104,619)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,790,857	SAR	25,500,000	Goldman Sachs International	9/16/26	$2,556	$ —
USD	9,507,416	SEK	91,938,000	JPMorgan Chase Bank, N.A.	9/16/26	—	(169,637)
USD	18,330,917	SGD	23,583,000	Goldman Sachs International	9/16/26	—	(114,745)
USD	3,514,851	UYU	142,000,000	Citibank, N.A.	9/16/26	—	(4,637)
USD	7,078,332	UYU	286,000,000	Citibank, N.A.	9/16/26	—	(10,215)
USD	3,889,990	UYU	157,000,000	Deutsche Bank AG	9/16/26	—	(1,275)
USD	9,063,411	UYU	371,282,617	HSBC Bank USA, N.A.	9/16/26	—	(138,877)
USD	21,684,286	ZAR	367,383,850	Bank of America, N.A.	9/16/26	—	(478,267)
USD	7,857,937	ZAR	129,663,988	Barclays Bank PLC	9/16/26	35,914	—
USD	4,717,091	ZAR	79,485,495	Barclays Bank PLC	9/16/26	—	(77,898)
USD	16,425,872	ZAR	272,115,921	HSBC Bank USA, N.A.	9/16/26	10,388	—
USD	16,415,963	ZAR	272,115,920	HSBC Bank USA, N.A.	9/16/26	479	—
USD	7,515,557	ZAR	127,279,714	HSBC Bank USA, N.A.	9/16/26	—	(162,634)
USD	91,544,557	ZAR	1,518,605,192	Societe Generale	9/16/26	—	(65,808)
VND	22,710,156,370	USD	852,004	JPMorgan Chase Bank, N.A.	9/16/26	9,067	—
MYR	9,420,000	USD	2,344,450	Barclays Bank PLC	9/17/26	—	(36,329)
MYR	15,000,000	USD	3,714,618	Barclays Bank PLC	9/17/26	—	(39,266)
MYR	14,000,000	USD	3,487,706	Barclays Bank PLC	9/17/26	—	(57,377)
MYR	61,303,000	USD	15,196,202	Barclays Bank PLC	9/17/26	—	(175,530)
MYR	57,000,000	USD	14,201,007	Barclays Bank PLC	9/17/26	—	(234,670)
USD	4,226,269	AED	15,521,134	Barclays Bank PLC	9/17/26	181	—
USD	11,891,684	AED	43,672,744	Standard Chartered Bank	9/17/26	486	—
USD	168,329	AED	618,203	Standard Chartered Bank	9/17/26	5	—
USD	3,815,924	MXN	67,000,000	Goldman Sachs International	9/17/26	—	(38,282)
USD	3,596,329	UYU	145,004,000	Bank of America, N.A.	9/23/26	4,296	—
MNT	1,760,852,600	USD	459,753	JPMorgan Chase Bank, N.A.	9/28/26	23,764	—
USD	4,022,240	UYU	162,659,383	Deutsche Bank AG	9/28/26	—	(5,623)
EUR	11,670,097	ISK	1,675,475,862	Bank of America, N.A.	9/30/26	—	(33,048)
ISK	1,896,692,187	EUR	13,210,923	Bank of America, N.A.	9/30/26	37,412	—
MNT	1,814,276,000	USD	472,837	JPMorgan Chase Bank, N.A.	10/5/26	24,733	—
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	133,034	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	73,204	—
VND	11,211,744,750	USD	421,383	Citibank, N.A.	10/9/26	3,012	—
VND	46,932,583,639	USD	1,764,715	Goldman Sachs International	10/13/26	11,139	—
RUB	162,125,000	USD	2,023,780	Deutsche Bank AG	10/14/26	—	(34,748)
KZT	3,140,674,000	USD	5,142,323	Deutsche Bank AG	10/15/26	1,312,597	—
USD	4,780,642	KZT	2,319,328,445	Deutsche Bank AG	10/15/26	13,805	—
USD	1,064,704	KZT	520,640,122	Deutsche Bank AG	10/15/26	—	(5,350)
USD	2,502,356	KZT	1,221,399,771	Deutsche Bank AG	10/15/26	—	(7,946)
USD	2,502,356	KZT	1,223,401,655	Deutsche Bank AG	10/15/26	—	(12,060)
USD	2,502,356	KZT	1,223,651,891	Deutsche Bank AG	10/15/26	—	(12,575)
VND	28,765,131,636	USD	1,080,786	JPMorgan Chase Bank, N.A.	10/16/26	7,330	—
UGX	2,157,978,684	USD	568,937	Standard Chartered Bank	10/20/26	828	—
UGX	2,246,747,280	USD	603,482	Standard Chartered Bank	10/20/26	—	(10,280)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	929,792	UGX	3,430,934,000	Standard Chartered Bank	10/20/26	$23,933	$ —
USD	256,002	UGX	973,791,964	Standard Chartered Bank	10/20/26	—	(1,106)
UGX	2,957,568,591	USD	779,538	Standard Chartered Bank	10/21/26	1,219	—
UGX	5,080,990,717	USD	1,346,504	Standard Chartered Bank	10/21/26	—	(5,193)
USD	929,792	UGX	3,458,828,000	Standard Chartered Bank	10/21/26	16,710	—
USD	1,213,646	UGX	4,579,731,308	Standard Chartered Bank	10/21/26	4,661	—
VND	32,098,942,105	USD	1,210,824	Standard Chartered Bank	10/22/26	2,713	—
GHS	5,713,387	USD	496,820	Standard Chartered Bank	10/23/26	—	(14,689)
KZT	3,109,972,000	USD	5,102,497	Deutsche Bank AG	10/23/26	1,273,075	—
UGX	3,454,179,000	USD	910,432	Standard Chartered Bank	10/23/26	1,141	—
USD	6,441,853	KZT	3,137,826,490	Deutsche Bank AG	10/23/26	9,178	—
USD	929,792	UGX	3,454,179,000	Standard Chartered Bank	10/23/26	18,219	—
KZT	4,754,781,000	USD	7,857,843	Deutsche Bank AG	10/27/26	1,877,281	—
USD	4,905,602	KZT	2,367,443,556	Deutsche Bank AG	10/27/26	58,405	—
USD	2,452,801	KZT	1,186,174,579	Deutsche Bank AG	10/27/26	24,181	—
USD	2,452,801	KZT	1,188,627,380	Deutsche Bank AG	10/27/26	19,159	—
USD	4,020,067	OMR	1,548,325	Standard Chartered Bank	10/29/26	—	(1,869)
USD	4,422,074	OMR	1,703,157	Standard Chartered Bank	10/29/26	—	(2,056)
USD	4,824,081	OMR	1,857,990	Standard Chartered Bank	10/29/26	—	(2,243)
USD	5,308,408	OMR	2,044,528	Standard Chartered Bank	10/29/26	—	(2,468)
KZT	1,504,882,000	USD	2,754,933	Bank of America, N.A.	11/2/26	320,366	—
KZT	1,529,284,407	USD	2,587,482	Deutsche Bank AG	11/3/26	536,695	—
UGX	126,075,000	USD	33,186	Standard Chartered Bank	11/3/26	29	—
UGX	6,800,879,000	USD	1,845,557	Standard Chartered Bank	11/3/26	—	(53,827)
USD	1,859,585	UGX	6,926,954,000	Standard Chartered Bank	11/3/26	34,640	—
UGX	1,731,738,000	USD	456,682	Standard Chartered Bank	11/6/26	—	(719)
USD	464,896	UGX	1,731,738,000	Standard Chartered Bank	11/6/26	8,933	—
ZMW	10,952,000	USD	451,257	Societe Generale	11/6/26	127,704	—
UGX	2,973,566,334	USD	783,755	Standard Chartered Bank	11/10/26	—	(1,514)
UGX	3,973,843,666	USD	1,072,562	Standard Chartered Bank	11/10/26	—	(27,184)
USD	929,793	UGX	3,472,775,000	Standard Chartered Bank	11/10/26	16,227	—
USD	929,793	UGX	3,474,635,000	Standard Chartered Bank	11/10/26	15,738	—
KES	115,890,000	USD	874,641	Standard Chartered Bank	11/12/26	14,532	—
UGX	3,491,371,000	USD	923,186	Standard Chartered Bank	11/12/26	—	(5,136)
USD	836,751	KES	115,890,000	Standard Chartered Bank	11/12/26	—	(52,423)
USD	929,793	UGX	3,491,371,000	Standard Chartered Bank	11/12/26	11,742	—
UGX	1,771,255,000	USD	466,611	Standard Chartered Bank	11/13/26	—	(965)
USD	464,896	UGX	1,771,255,000	Standard Chartered Bank	11/13/26	—	(749)
UGX	3,626,190,000	USD	955,518	Standard Chartered Bank	11/16/26	—	(2,861)
USD	929,792	UGX	3,626,190,000	Bank of America, N.A.	11/16/26	—	(22,865)
TRY	566,724,126	USD	10,254,748	Standard Chartered Bank	11/19/26	640,239	—
USD	10,326,523	TRY	566,724,126	Standard Chartered Bank	11/19/26	—	(568,464)
USD	35,456,615	KWD	10,831,996	JPMorgan Chase Bank, N.A.	11/23/26	397,912	—
GHS	5,968,709	USD	499,474	Societe Generale	12/7/26	281	—

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,005,468	UAH	94,257,000	Deutsche Bank AG	12/7/26	$ —	$(33,902)
USD	503,185	UAH	23,700,000	Citibank, N.A.	12/9/26	—	(9,298)
USD	989,604	UAH	47,501,000	Citibank, N.A.	12/9/26	—	(37,546)
GHS	3,473,000	USD	298,114	Standard Chartered Bank	12/11/26	—	(7,528)
KZT	1,616,358,251	USD	3,000,201	Deutsche Bank AG	12/14/26	259,282	—
KZT	1,560,104,484	USD	2,890,421	Deutsche Bank AG	12/14/26	255,623	—
KZT	1,358,314,149	USD	2,524,044	Deutsche Bank AG	12/14/26	215,077	—
MYR	17,000,000	USD	4,116,223	Barclays Bank PLC	12/16/26	59,165	—
MYR	7,380,000	USD	1,802,418	Barclays Bank PLC	12/16/26	10,192	—
MYR	24,000,000	USD	5,818,323	State Street Bank and Trust Company	12/16/26	76,342	—
NGN	3,145,234,000	USD	2,119,906	JPMorgan Chase Bank, N.A.	12/16/26	79,044	—
USD	2,167,632	NGN	3,145,234,000	Citibank, N.A.	12/16/26	—	(31,318)
KZT	2,306,368,463	USD	4,339,357	Deutsche Bank AG	12/17/26	307,187	—
JPY	91,126,520	USD	583,432	JPMorgan Chase Bank, N.A.	1/7/27	—	(3,418)
USD	632,592	JPY	91,126,520	Standard Chartered Bank	1/7/27	52,578	—
RUB	218,112,000	USD	2,639,207	ICBC Standard Bank plc	1/13/27	—	(39,331)
NGN	1,625,307,000	USD	1,012,652	Standard Chartered Bank	1/21/27	111,684	—
USD	1,108,668	NGN	1,625,307,000	Bank of America, N.A.	1/21/27	—	(15,669)
USD	2,238,483	EUR	1,842,630	State Street Bank and Trust Company	1/25/27	98,806	—
EUR	8,080,000	USD	9,636,208	Bank of America, N.A.	1/26/27	—	(253,263)
EUR	12,306,204	USD	14,449,124	JPMorgan Chase Bank, N.A.	1/26/27	—	(158,476)
USD	14,435,177	EUR	12,306,204	Bank of America, N.A.	1/26/27	144,530	—
USD	9,486,997	EUR	8,080,000	JPMorgan Chase Bank, N.A.	1/26/27	104,052	—
EUR	6,540,000	USD	7,800,258	Barclays Bank PLC	1/27/27	—	(205,337)
USD	7,659,434	EUR	6,540,000	JPMorgan Chase Bank, N.A.	1/27/27	64,513	—
KES	294,316,000	USD	2,186,597	Citibank, N.A.	2/3/27	53,497	—
USD	874,638	KES	123,324,000	Citibank, N.A.	2/3/27	—	(64,004)
USD	380,630	KES	51,385,000	JPMorgan Chase Bank, N.A.	2/3/27	—	(10,471)
USD	874,640	KES	119,607,000	JPMorgan Chase Bank, N.A.	2/3/27	—	(35,711)
KES	117,420,000	USD	874,637	Standard Chartered Bank	2/18/27	16,638	—
USD	871,061	KES	117,420,000	Standard Chartered Bank	2/18/27	—	(20,213)
KES	117,201,000	USD	874,634	Standard Chartered Bank	2/24/27	14,011	—
USD	857,039	KES	117,201,000	Standard Chartered Bank	2/24/27	—	(31,607)
KES	120,203,000	USD	895,041	Standard Chartered Bank	3/2/27	15,377	—
USD	855,537	KES	120,203,000	Standard Chartered Bank	3/2/27	—	(54,881)
USD	4,993,351	KWD	1,508,004	Standard Chartered Bank	3/3/27	105,623	—
KES	121,054,000	USD	895,046	Standard Chartered Bank	3/8/27	20,823	—
USD	864,671	KES	121,054,000	Standard Chartered Bank	3/8/27	—	(51,198)
GHS	2,318,000	USD	199,829	Standard Chartered Bank	3/11/27	—	(8,660)
KZT	1,302,614,000	USD	2,355,541	Deutsche Bank AG	3/11/27	202,134	—
UZS	36,535,678,000	USD	2,792,180	Deutsche Bank AG	3/11/27	162,917	—
UZS	18,253,878,000	USD	1,396,090	Deutsche Bank AG	3/11/27	80,330	—
UZS	18,288,780,000	USD	1,396,090	Deutsche Bank AG	3/12/27	82,934	—
UZS	18,253,878,000	USD	1,396,090	Deutsche Bank AG	3/12/27	80,111	—

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NGN	4,077,624,000	USD	2,682,647	JPMorgan Chase Bank, N.A.	3/15/27	$90,477	$ —
USD	45,187,300	AED	165,888,000	Bank of America, N.A.	3/15/27	2,478	—
USD	26,963,580	AED	98,986,000	Standard Chartered Bank	3/15/27	1,626	—
USD	2,722,045	NGN	4,077,624,000	Standard Chartered Bank	3/15/27	—	(51,079)
HKD	230,790,000	USD	29,617,700	Barclays Bank PLC	3/16/27	—	(8,444)
USD	45,187,323	AED	165,964,000	Bank of America, N.A.	3/16/27	—	(18,303)
USD	29,813,978	HKD	230,790,000	Standard Chartered Bank	3/16/27	204,722	—
HKD	355,610,000	USD	45,622,611	Citibank, N.A.	3/17/27	1,508	—
USD	22,593,662	AED	82,982,000	Bank of America, N.A.	3/17/27	—	(9,204)
USD	27,119,029	AED	99,586,500	HSBC Bank USA, N.A.	3/17/27	—	(6,615)
USD	4,521,732	HKD	35,000,000	Barclays Bank PLC	3/17/27	31,296	—
USD	29,841,491	HKD	231,000,000	Citibank, N.A.	3/17/27	204,610	—
USD	11,576,173	HKD	89,610,000	Goldman Sachs International	3/17/27	79,373	—
UZS	26,619,849,175	USD	2,042,183	Deutsche Bank AG	3/17/27	108,990	—
UZS	13,299,713,675	USD	1,021,091	Deutsche Bank AG	3/17/27	53,670	—
UZS	9,845,980,000	USD	755,349	Deutsche Bank AG	3/17/27	40,312	—
UZS	2,684,224,000	USD	206,082	Deutsche Bank AG	3/17/27	10,832	—
UZS	2,234,989,000	USD	171,592	Deutsche Bank AG	3/17/27	9,019	—
UZS	26,670,903,738	USD	2,042,183	Deutsche Bank AG	3/18/27	112,797	—
UZS	13,335,451,869	USD	1,021,091	Deutsche Bank AG	3/18/27	56,399	—
UZS	11,641,182,000	USD	891,362	Deutsche Bank AG	3/18/27	49,233	—
UZS	5,820,591,000	USD	445,681	Deutsche Bank AG	3/18/27	24,617	—
UZS	18,433,344,596	USD	1,406,052	Deutsche Bank AG	3/19/27	83,122	—
UZS	11,412,500,000	USD	866,421	Deutsche Bank AG	3/24/27	54,880	—
USD	27,112,442	AED	99,584,000	Citibank, N.A.	3/26/27	—	(13,082)
USD	26,801,198	AED	98,427,398	Standard Chartered Bank	3/30/27	—	(9,527)
USD	26,801,198	AED	98,476,980	Standard Chartered Bank	4/1/27	—	(23,156)
USD	26,801,197	AED	98,487,700	Standard Chartered Bank	4/1/27	—	(26,077)
USD	19,333,237	BHD	7,384,389	Standard Chartered Bank	4/1/27	—	(199,803)
USD	19,826,064	SAR	74,883,641	Standard Chartered Bank	4/1/27	—	(86,077)
USD	19,826,064	SAR	74,893,554	Standard Chartered Bank	4/1/27	—	(88,713)
USD	19,826,222	SAR	74,919,328	Standard Chartered Bank	4/1/27	—	(95,407)
USD	19,826,222	SAR	74,919,328	Standard Chartered Bank	4/1/27	—	(95,407)
USD	39,652,444	SAR	149,806,933	Standard Chartered Bank	4/1/27	—	(182,380)
USD	26,801,197	AED	98,490,380	Standard Chartered Bank	4/2/27	—	(26,868)
USD	19,826,222	SAR	74,913,380	Deutsche Bank AG	4/5/27	—	(93,314)
USD	3,300,100	AED	12,127,042	Standard Chartered Bank	4/6/27	—	(3,249)
USD	15,934,486	SAR	60,236,027	Standard Chartered Bank	4/7/27	—	(82,122)
USD	19,826,064	SAR	74,913,380	Standard Chartered Bank	4/7/27	—	(93,217)
USD	19,826,064	SAR	74,923,293	Standard Chartered Bank	4/7/27	—	(95,852)
USD	19,826,063	SAR	74,941,136	Standard Chartered Bank	4/7/27	—	(100,597)
USD	9,666,695	BHD	3,688,811	Standard Chartered Bank	4/12/27	—	(89,120)
RUB	454,199,000	USD	5,278,413	ICBC Standard Bank plc	4/13/27	—	(7,706)
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	48,944	—

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	2,223,163,000	USD	124,352	Deutsche Bank AG	11/8/27	$50,651	$ —
						$29,931,612	$(23,151,431)

Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
EUR vs. HUF, 1 year term	BNP Paribas	7.80%	6/15/27	$10,635	$66,065
EUR vs. HUF, 1 year term	JPMorgan Chase Bank, N.A.	8.11	6/11/27	4,969	17,259
					$83,324

(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 12 months with a strike rate to be determined on this date.

Non-Deliverable Bond Forward Contracts[1]
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/10/26	COP	5,121,200	Republic of Colombia, 11.75%, 1/24/35	Goldman Sachs International	$1,623,191	$(30,029)
9/1/26	COP	7,212,100	Republic of Colombia, 12.50%, 2/27/30	Bank of America, N.A.	2,285,913	(31,662)
						$(61,691)

[1]	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	79	Long	12/29/26	$32,445,300	$(296,176)
Equity Futures
FTSE Taiwan Index	140	Long	8/28/26	20,431,007	(630,726)
OMX Stockholm 30 Index	657	Long	8/21/26	22,479,112	608,378
IFSC Nifty 50 Index	(384)	Short	8/25/26	(18,769,248)	(475,020)
STOXX Europe 600 Index	(1,421)	Short	9/18/26	(53,279,921)	(900,054)
Interest Rate Futures
U.S. Long Treasury Bond	397	Long	9/21/26	43,000,062	(729,887)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra-Long Treasury Bond	440	Long	9/21/26	$48,262,501	$(1,192,984)
Euro-Bobl	(457)	Short	9/8/26	(59,992,481)	477,805
Euro-Bund	(10)	Short	9/8/26	(1,434,057)	14,530
Japan 10-Year Bond	(1)	Short	9/14/26	(798,655)	314
U.S. 2-Year Treasury Note	(52)	Short	9/30/26	(10,691,688)	38,654
U.S. 5-Year Treasury Note	(1,166)	Short	9/30/26	(123,568,673)	633,511
U.S. 10-Year Treasury Note	(3)	Short	9/21/26	(324,000)	328
U.S. Ultra 10-Year Treasury Note	(14)	Short	9/21/26	(1,535,844)	19,272
					$(2,432,055)

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	95,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.68% (pays upon termination)	1/2/31	$ (369,706)	$ —	$(369,706)
BRL	146,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.68% (pays upon termination)	1/2/31	(574,170)	—	(574,170)
BRL	99,050	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.70% (pays upon termination)	1/2/31	(401,724)	—	(401,724)
CNY	164,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	137,310	—	137,310
CNY	140,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	121,002	—	121,002
CNY	65,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	57,159	—	57,159
CNY	197,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	174,086	—	174,086
CNY	110,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	98,271	—	98,271
CNY	45,014	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	45,220	—	45,220
CNY	123,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	135,003	—	135,003
CNY	122,116	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	135,136	—	135,136

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	149,413	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	$ 171,239	$ —	$171,239
CNY	74,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	85,943	—	85,943
CNY	59,757	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	68,974	—	68,974
CNY	193,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	6/17/31	50,838	—	50,838
CZK	405,572	Receives	6-month CZK PRIBOR (pays semi-annually)	4.62% (pays annually)	6/17/36	(1,142)	—	(1,142)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(4,518)	21	(4,497)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	65,518	—	65,518
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	29,654	—	29,654
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	31,297	—	31,297
EUR	45,844	Receives	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	9/16/31	179,989	—	179,989
EUR	70,783	Receives	6-month EURIBOR (pays semi-annually)	3.04% (pays annually)	9/16/31	231,443	—	231,443
EUR	62,810	Receives	6-month EURIBOR (pays semi-annually)	3.18% (pays annually)	9/16/36	475,223	—	475,223
EUR	1,895	Receives	6-month EURIBOR (pays semi-annually)	3.22% (pays annually)	9/16/36	6,231	—	6,231
EUR	7,581	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	22,685	—	22,685
EUR	5,217	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	14,843	—	14,843
EUR	2,148	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	5,793	—	5,793
EUR	1,895	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	4,926	—	4,926
EUR	1,895	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	4,553	—	4,553
EUR	2,085	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	4,906	—	4,906
EUR	1,895	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	4,273	—	4,273
EUR	4,200	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	8,437	—	8,437
EUR	3,791	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	7,055	—	7,055
EUR	1,895	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	3,341	—	3,341

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	1,895	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	$ 2,596	$ —	$2,596
EUR	3,711	Receives	6-month EURIBOR (pays semi-annually)	3.25% (pays annually)	9/16/36	3,257	—	3,257
EUR	1,895	Receives	6-month EURIBOR (pays semi-annually)	3.25% (pays annually)	9/16/36	1,291	—	1,291
HUF	6,313,207	Pays	6-month HUF BUBOR (pays semi-annually)	5.00% (pays annually)	9/16/36	(260,744)	—	(260,744)
HUF	5,129,481	Pays	6-month HUF BUBOR (pays semi-annually)	5.04% (pays annually)	9/16/36	(164,088)	—	(164,088)
HUF	789,151	Pays	6-month HUF BUBOR (pays semi-annually)	5.05% (pays annually)	9/16/36	(24,523)	—	(24,523)
HUF	4,498,160	Pays	6-month HUF BUBOR (pays semi-annually)	5.10% (pays annually)	9/16/36	(84,580)	—	(84,580)
KRW	15,445,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(251,079)	—	(251,079)
KRW	23,197,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(376,367)	—	(376,367)
KRW	12,139,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(194,697)	—	(194,697)
KRW	11,584,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(184,299)	—	(184,299)
KRW	17,995,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(272,891)	—	(272,891)
KRW	21,593,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(307,829)	—	(307,829)
KRW	19,572,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(276,243)	—	(276,243)
KRW	8,997,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(126,277)	—	(126,277)
KRW	21,593,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(297,966)	—	(297,966)
KRW	14,708,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(192,544)	—	(192,544)
KRW	8,997,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(118,600)	—	(118,600)
KRW	6,990,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.99% (pays quarterly)	6/17/31	20,333	—	20,333
KRW	10,669,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	6/17/31	44,239	—	44,239

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	13,946,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.05% (pays quarterly)	6/17/31	$ 70,254	$ —	$70,254
MXN	558,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	176,033	—	176,033
MXN	504,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	170,682	—	170,682
MXN	884,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	42,188	—	42,188
MXN	567,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	28,079	—	28,079
MXN	641,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	211,387	—	211,387
MXN	887,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	152,087	—	152,087
MXN	882,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	113,793	—	113,793
MXN	136,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	14,079	—	14,079
MXN	103,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/18/28	(9,680)	—	(9,680)
MXN	119,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.84% (pays monthly)	2/21/28	(10,728)	—	(10,728)
MXN	110,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/22/28	(10,399)	—	(10,399)
MXN	72,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	2/24/28	(9,681)	—	(9,681)
MXN	45,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	2/25/28	(7,571)	—	(7,571)
MXN	1,052,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	3/7/28	89,254	—	89,254
MXN	1,061,946	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	3/9/28	51,680	—	51,680
MXN	860,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	3/10/28	79,917	—	79,917
MXN	849,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/6/28	(409,572)	—	(409,572)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	2,352,070	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.54% (pays monthly)	4/6/28	$(1,154,793)	$ —	$(1,154,793)
MXN	979,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.56% (pays monthly)	6/14/28	515,995	—	515,995
MXN	905,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	7/26/28	69,315	—	69,315
MXN	67,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	9/14/28	4,404	—	4,404
MXN	406,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly)	9/14/28	52,974	—	52,974
MXN	789,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	9/14/28	157,149	—	157,149
MXN	13,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.13% (pays monthly)	11/6/29	37,290	—	37,290
MXN	593,607	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.91% (pays monthly)	9/11/31	(94,836)	—	(94,836)
MXN	367,293	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.93% (pays monthly)	9/11/31	(74,025)	—	(74,025)
MYR	63,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	6/18/31	68,925	—	68,925
MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	41,766	—	41,766
MYR	34,820	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	35,078	—	35,078
MYR	25,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	24,608	—	24,608
MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	6/18/31	33,658	—	33,658
MYR	42,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	35,277	—	35,277
MYR	23,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	18,787	—	18,787
MYR	13,490	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	10,941	—	10,941
MYR	69,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	50,384	—	50,384
MYR	23,360	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	18,002	—	18,002
MYR	14,850	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/18/31	10,501	—	10,501
MYR	13,130	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	7,919	—	7,919
MYR	10,890	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	6,380	—	6,380

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MYR	16,300	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	$ 9,266	$ —	$9,266
MYR	19,700	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	10,858	—	10,858
MYR	23,420	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	12,369	—	12,369
MYR	6,910	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	3,410	—	3,410
MYR	10,110	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	4,463	—	4,463
MYR	15,280	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	5,951	—	5,951
MYR	10,790	Receives	3-month MYR KLIBOR (pays quarterly)	3.65% (pays quarterly)	6/18/31	3,766	—	3,766
PLN	23,717	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(55,706)	—	(55,706)
PLN	43,591	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(97,170)	—	(97,170)
PLN	83,578	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(122,999)	—	(122,999)
PLN	26,714	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	(37,173)	—	(37,173)
PLN	175,402	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	(693,720)	—	(693,720)
PLN	90,904	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	80,853	—	80,853
PLN	90,904	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(72,482)	—	(72,482)
PLN	390,150	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	157,223	—	157,223
PLN	390,150	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(130,508)	—	(130,508)
PLN	11,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	86,205	—	86,205
PLN	45,541	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	296,962	—	296,962
PLN	60,296	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	363,063	—	363,063
PLN	38,470	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(46,335)	—	(46,335)
PLN	74,514	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	(329,281)	—	(329,281)
TWD	417,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.12% (pays quarterly)	6/17/31	110,499	—	110,499
TWD	909,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	233,723	—	233,723
TWD	695,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	172,239	—	172,239
TWD	199,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	48,748	—	48,748

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	645,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.14% (pays quarterly)	6/17/31	$ 152,007	$ —	$152,007
TWD	357,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.15% (pays quarterly)	6/17/31	80,561	—	80,561
TWD	198,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.16% (pays quarterly)	6/17/31	41,000	—	41,000
TWD	357,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.17% (pays quarterly)	6/17/31	71,372	—	71,372
TWD	374,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.29% (pays quarterly)	6/17/31	6,583	—	6,583
TWD	318,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.30% (pays quarterly)	6/17/31	4,233	—	4,233
TWD	374,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.30% (pays quarterly)	6/17/31	166	—	166
TWD	430,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.32% (pays quarterly)	6/17/31	(9,033)	—	(9,033)
TWD	105,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.22% (pays quarterly)	9/16/31	22,315	—	22,315
TWD	248,500	Receives	3-month TWD TAIBOR (pays quarterly)	2.22% (pays quarterly)	9/16/31	52,641	—	52,641
TWD	265,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.22% (pays quarterly)	9/16/31	55,589	—	55,589
TWD	333,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.23% (pays quarterly)	9/16/31	67,333	—	67,333
TWD	360,500	Receives	3-month TWD TAIBOR (pays quarterly)	2.23% (pays quarterly)	9/16/31	71,652	—	71,652
Total						$(783,779)	$21	$(783,758)

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	TRY	918,065	Receives	1-day TRY TRLEF (pays quarterly)	39.34% (pays quarterly)	6/3/27	$ (76,373)
JPMorgan Chase Bank, N.A.	TRY	918,065	Receives	1-day TRY TRLEF (pays quarterly)	39.37% (pays quarterly)	6/4/27	(81,327)
JPMorgan Chase Bank, N.A.	TRY	918,066	Receives	1-day TRY TRLEF (pays quarterly)	39.35% (pays quarterly)	6/12/27	(89,991)
JPMorgan Chase Bank, N.A.	TRY	538,176	Receives	1-day TRY TRLEF (pays annually)	37.48% (pays annually)	6/3/28	98,978
Total							$(148,713)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	$3,009	1.00% (pays quarterly)(4)	0.65%	6/20/31	$50,013	$(22,352)	$27,661
Total	$3,009				$50,013	$(22,352)	$27,661

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahrain	$8,500	1.00% (pays quarterly)(4)	12/20/35	$1,225,847	$(834,187)	$391,660
Korea	147,330	1.00% (pays quarterly)(4)	6/20/31	(5,170,244)	4,460,436	(709,808)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	50	1.00% (pays quarterly)(4)	6/20/30	19	(832)	(813)
Markit CDX Emerging Markets Index (CDX.EM.44.V1)	34,255	1.00% (pays quarterly)(4)	12/20/30	121,438	(679,243)	(557,805)
Markit CDX Emerging Markets Index (CDX.EM.45.V1)	202,782	1.00% (pays quarterly)(4)	6/20/31	3,716,091	(8,752,703)	(5,036,612)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V3)	107,754	5.00% (pays quarterly)(4)	12/20/30	(8,726,716)	8,194,951	(531,765)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V2)	18,184	5.00% (pays quarterly)(4)	6/20/31	(1,464,338)	709,255	(755,083)
Poland	27,220	1.00% (pays quarterly)(4)	6/20/31	(610,469)	408,176	(202,293)
Qatar	40,962	1.00% (pays quarterly)(4)	6/20/31	(1,171,172)	871,304	(299,868)
Saudi Arabia	54,737	1.00% (pays quarterly)(4)	12/20/30	(931,609)	496,580	(435,029)
Saudi Arabia	51,000	1.00% (pays quarterly)(4)	12/20/33	(545,589)	43,036	(502,553)
Saudi Arabia	46,290	1.00% (pays quarterly)(4)	12/20/35	(229,246)	(378,098)	(607,344)
Saudi Arabia	38,000	1.00% (pays quarterly)(4)	6/20/36	(137,907)	14,860	(123,047)
South Africa	200,746	1.00% (pays quarterly)(4)	12/20/30	1,055,490	(3,787,895)	(2,732,405)
Total				$(12,868,405)	$765,640	$(12,102,765)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Barclays Bank PLC	$3,209	1.00% (pays quarterly)(4)	0.97%	12/20/26	$3,926	$15,696	$19,622
Petroleos Mexicanos	Barclays Bank PLC	2,469	1.00% (pays quarterly)(4)	0.97	12/20/26	3,021	14,309	17,330
Petroleos Mexicanos	Barclays Bank PLC	3,075	1.00% (pays quarterly)(4)	1.17	6/20/27	(1,235)	45,349	44,114
Petroleos Mexicanos	Barclays Bank PLC	5,717	1.00% (pays quarterly)(4)	1.17	6/20/27	(2,295)	72,257	69,962
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(4)	1.17	6/20/27	(460)	13,981	13,521
Petroleos Mexicanos	Goldman Sachs International	5,789	1.00% (pays quarterly)(4)	1.17	6/20/27	(2,324)	71,103	68,779
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	2,193	1.00% (pays quarterly)(4)	1.15	6/20/27	(398)	30,000	29,602
Total		$23,598				$235	$262,695	$262,930

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Bank of America, N.A.	$963	5.00% (pays quarterly)(4)	12/20/26	$(20,325)	$6,799	$(13,526)
Ecuador	Barclays Bank PLC	540	5.00% (pays quarterly)(4)	12/20/26	(11,397)	3,168	(8,229)
Saudi Arabia	BNP Paribas	31,500	1.00% (pays quarterly)(4)	12/20/30	(536,122)	315,930	(220,192)
Saudi Arabia	BNP Paribas	40,642	1.00% (pays quarterly)(4)	12/20/30	(691,716)	391,442	(300,274)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(4)	6/20/35	(182,011)	(269,013)	(451,024)
United States	Barclays Bank PLC	38,049	0.25% (pays quarterly)(4)	12/20/30	204,388	(164,973)	39,415
United States	BNP Paribas	2,976	0.25% (pays quarterly)(4)	12/20/30	15,986	(17,256)	(1,270)
United States	BNP Paribas	3,761	1.00% (pays quarterly)(4)	6/20/31	21,185	(33,577)	(12,392)
United States	Deutsche Bank AG	1,984	0.25% (pays quarterly)(4)	12/20/30	8,771	(9,771)	(1,000)
Total					$(1,191,241)	$222,749	$(968,492)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(1)
If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $26,607,000.

(2)
The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(3)
Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	485	Total Return on GHS 5,302,000 Republic of Ghana Government Bonds, 8.35%, 2/16/27 (pays upon termination)	Fully Funded[1]	2/16/27	$(17,022)
Goldman Sachs International	USD	6,544	SOFR - 0.25% on Notional Amount (pays upon termination)	Total Return on iShares Semiconductor ETF (pays upon termination)	8/5/26	(218,165)
ICBC Standard Bank plc	USD	1,097	Total Return on UZS 12,841,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	95,965
ICBC Standard Bank plc	USD	1,413	Total Return on UZS 16,265,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	98,324
ICBC Standard Bank plc	USD	512	Total Return on UZS 5,907,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	20,782
ICBC Standard Bank plc	USD	709	Total Return on UZS 8,133,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	23,699
JPMorgan Chase Bank, N.A.	AUD	12,231	Australian Overnight Index Average on Notional Amount (pays upon termination)	Total Return on S&P/ASX 200 Banks Index (pays upon termination)	11/30/26	(573,335)
JPMorgan Chase Bank, N.A.	AUD	9,078	Australian Overnight Index Average on Notional Amount (pays upon termination)	Total Return on S&P/ASX 200 Banks Index (pays upon termination)	11/30/26	(763,420)
JPMorgan Chase Bank, N.A.	AUD	6,930	Australian Overnight Index Average on Notional Amount (pays upon termination)	Total Return on S&P/ASX 200 Banks Index (pays upon termination)	11/30/26	(392,999)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	4,000	SOFR - 0.85% on Notional Amount (pays upon termination)	Total Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	8/14/26	$45,281
JPMorgan Chase Bank, N.A.	USD	7,553	Total Return on EGP 445,950,000 Egypt Treasury Bills, 0.00%, 3/16/27 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	3/16/27	(8,723)
Standard Chartered Bank	USD	19,961	Total Return on EGP 1,025,825,000 Egypt Treasury Bills, 0.00%, 9/15/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	9/15/26	(419,884)
Standard Chartered Bank	USD	12,100	Total Return on EGP 701,350,000 Egypt Treasury Bills, 0.00%, 3/16/27 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/14/26	(231,699)
						$(2,341,196)

[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
FTSE	– Financial Times Stock Exchange
GDR	– Global Depositary Receipt
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

LME	– London Metal Exchange
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TRLEF	Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound

EUR	– Euro
GBP	– British Pound Sterling
GEL	– Georgian Lari
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
RUB	– Russian Ruble

SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Shilling
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha
Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2026 were $21,216,574 or 0.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including futures style options, futures contracts and options thereon that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio entered into forward foreign currency exchange contracts, forward volatility agreements and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives, including non-deliverable bond forward contracts, interest rate futures contracts and options thereon, interest rate swaps and swaptions and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Nomura International PLC	7/30/26	On Demand(1)	3.93%	$14,316,760	$14,319,886
Total				$14,316,760	$14,319,886

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2026, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2026, the underlying collateral for all open reverse repurchase agreements was comprised of Foreign Corporate Bonds having an aggregate market value of $15,077,575.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2026.
Restricted Securities
At July 31, 2026, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$4,400,000	$7,039,296
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	8,322,000
Total Restricted Securities			$10,100,000	$15,361,296
Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $86,474,475, which represents 2.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$456,966,755	$2,138,069,231	$(2,508,561,511)	$ —	$ —	$86,474,475	$13,474,027	86,474,475

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Collateralized Mortgage Obligations	$ —	$25,297,389	$ —	$25,297,389
Common Stocks	12,235,590	235,688,815 **	—	247,924,405
Convertible Bonds	—	320,116	—	320,116
Credit Linked Notes	—	1,544,522	—	1,544,522
Foreign Corporate Bonds	—	235,781,519	0	235,781,519
Insurance Linked Securities	—	—	53,295,782	53,295,782
Preferred Stocks	1,143,358	—	—	1,143,358
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	32,017,808	—	32,017,808
Sovereign Government Bonds	—	1,365,573,089	—	1,365,573,089
Sovereign Loans	—	67,559,157	—	67,559,157
U.S. Government Agency Mortgage-Backed Securities	—	2,560,781	—	2,560,781
U.S. Government Guaranteed Small Business Administration Loans	—	2,239,646	—	2,239,646
Short-Term Investments:
Affiliated Fund	86,474,475	—	—	86,474,475
Repurchase Agreements	—	292,272,396	—	292,272,396
Sovereign Government Securities	—	528,031,432	—	528,031,432
U.S. Treasury Obligations	—	1,186,639,145	—	1,186,639,145
Purchased Currency Options	—	2,680,355	—	2,680,355
Purchased Interest Rate Swaptions	—	3,578,193	—	3,578,193
Purchased Call Options	255,830	—	—	255,830
Purchased Put Options	2,551,382	—	—	2,551,382
Total Investments	$102,660,635	$3,981,784,363	$53,295,782	$4,137,740,780
Forward Foreign Currency Exchange Contracts	$ —	$40,441,174	$ —	$40,441,174
Forward Volatility Agreements	—	83,324	—	83,324
Futures Contracts	1,792,792	—	—	1,792,792
Purchased Call Futures Style Options	178,710	—	—	178,710
Swap Contracts	—	13,885,104	—	13,885,104
Total	$104,632,137	$4,036,193,965	$53,295,782	$4,194,121,884
Liability Description
Securities Sold Short	$(85,838,434)	$(208,543,567)	$ —	$(294,382,001)
Written Currency Options	—	(1,623,930)	—	(1,623,930)
Forward Foreign Currency Exchange Contracts	—	(51,053,786)	—	(51,053,786)
Non-Deliverable Bond Forward Contracts	—	(61,691)	—	(61,691)
Futures Contracts	(3,119,101)	(1,105,746)	—	(4,224,847)
Purchased Call Futures Style Options	(1,513,090)	—	—	(1,513,090)

Global Macro Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$(31,168,190)	$ —	$(31,168,190)
Total	$(90,470,625)	$(293,556,910)	$ —	$(384,027,535)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
Investment Valuation - Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration.
Non-Deliverable Bond Forward Contracts - The Portfolio may enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, gains and losses, based on changes in the value of the contracts, are recorded as unrealized until such time as the contracts have been closed.
Forward Volatility Agreements - Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses.
The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.